STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Semiconductors & Semiconductor Equipment	10.0%
Software	8.4
Interactive Media & Services	6.9
Financial Services	6.2
Technology Hardware, Storage & Peripherals	4.5
Broadline Retail	4.0
Banks	3.9
Electric Utilities	3.7
Capital Markets	3.6
Oil, Gas & Consumable Fuels	3.5
Beverages	3.5
Consumer Staples Distribution & Retail	2.9
Aerospace & Defense	2.8
Specialty Retail	2.7
Household Products	2.7
Hotels, Restaurants & Leisure	2.5
Health Care Equipment & Supplies	2.3
IT Services	2.2
Automobiles	2.0
Chemicals	2.0
Pharmaceuticals	1.8
Biotechnology	1.7
Industry Diversification	Percent*
Industrial Conglomerates	1.6%
Entertainment	1.6
Machinery	1.6
Insurance	1.6
Air Freight & Logistics	1.3
Consumer Finance	1.3
Communications Equipment	1.2
Media	1.2
Life Sciences Tools & Services	1.1
Diversified Telecommunication Services	1.1
Food Products	1.1
Wireless Telecommunication Services	1.1
Ground Transportation	0.9
Retail Real Estate Investment Trusts	0.9
Specialized Real Estate Investment Trusts	0.7
Electrical Equipment	0.7
Textiles, Apparel & Luxury Goods	0.7
Money Market Fund	0.6
Health Care Providers & Services	0.4
Total Investments	104.5%

*	Percentages indicated are based on net assets as of January 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS - 103.9%

AEROSPACE & DEFENSE - 2.8%
Boeing Co. (The)(a)	1,800	$ 379,872
General Dynamics Corp.	2,500	662,475
Lockheed Martin Corp.	1,500	644,115
RTX Corp.	5,199	473,733
		2,160,195
AIR FREIGHT & LOGISTICS - 1.3%
FedEx Corp.	1,400	337,806
United Parcel Service, Inc., Class B	5,000	709,500
		1,047,306
AUTOMOBILES - 2.0%
Ford Motor Co.	13,900	162,908
General Motors Co.	5,900	228,920
Tesla, Inc.(a)	6,400	1,198,656
		1,590,484
BANKS - 3.9%
Bank of America Corp.	21,400	727,814
Citigroup, Inc.	4,300	241,531
JPMorgan Chase & Co.	6,900	1,203,084
U.S. Bancorp	10,600	440,324
Wells Fargo & Co.	9,100	456,638
		3,069,391
BEVERAGES - 3.5%
Coca-Cola Co. (The)	22,500	1,338,525
PepsiCo, Inc.	8,200	1,381,946
		2,720,471
BIOTECHNOLOGY - 1.7%
Amgen, Inc.	2,400	754,224
Gilead Sciences, Inc.	7,300	571,298
		1,325,522
BROADLINE RETAIL - 4.0%
Amazon.com, Inc.(a)	20,200	3,135,040

CAPITAL MARKETS - 3.6%
Bank of New York Mellon Corp. (The)	6,900	382,674
BlackRock, Inc.	900	696,879
Charles Schwab Corp. (The)	5,800	364,936
	Shares	Value
Goldman Sachs Group, Inc. (The)	1,600	$ 614,416
Morgan Stanley	8,300	724,092
		2,782,997
CHEMICALS - 2.0%
Dow, Inc.	10,400	557,440
Linde PLC	2,400	971,592
		1,529,032
COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.	19,100	958,438

CONSUMER FINANCE - 1.3%
American Express Co.	3,200	642,368
Capital One Financial Corp.	2,600	351,832
		994,200
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
Costco Wholesale Corp.	1,500	1,042,320
Target Corp.	2,500	347,700
Walmart, Inc.	5,200	859,300
		2,249,320
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
AT&T, Inc.	19,700	348,493
Verizon Communications, Inc.	12,700	537,845
		886,338
ELECTRIC UTILITIES - 3.7%
Duke Energy Corp.	9,400	900,802
Exelon Corp.	13,600	473,416
NextEra Energy, Inc.	9,100	533,533
Southern Co. (The)	14,200	987,184
		2,894,935
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.	6,000	550,380

ENTERTAINMENT - 1.6%
Netflix, Inc.(a)	1,100	620,521
Walt Disney Co. (The)	6,600	633,930
		1,254,451
FINANCIAL SERVICES - 6.2%
Berkshire Hathaway, Inc., Class B(a)	5,300	2,033,822
Mastercard, Inc., Class A	2,600	1,167,998

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
PayPal Holdings, Inc.(a)	5,400	$ 331,290
Visa, Inc., Class A	4,800	1,311,648
		4,844,758
FOOD PRODUCTS - 1.1%
Kraft Heinz Co. (The)	2,200	81,686
Mondelez International, Inc., Class A	10,100	760,227
		841,913
GROUND TRANSPORTATION - 0.9%
Union Pacific Corp.	3,000	731,790

HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
Abbott Laboratories	9,400	1,063,610
Medtronic PLC	8,500	744,090
		1,807,700
HEALTH CARE PROVIDERS & SERVICES - 0.4%
CVS Health Corp.	4,700	349,539

HOTELS, RESTAURANTS & LEISURE - 2.5%
Booking Holdings, Inc.(a)	100	350,747
McDonald's Corp.	3,600	1,053,792
Starbucks Corp.	5,500	511,665
		1,916,204
HOUSEHOLD PRODUCTS - 2.7%
Colgate-Palmolive Co.	7,900	665,180
Procter & Gamble Co. (The)	9,000	1,414,260
		2,079,440
INDUSTRIAL CONGLOMERATES - 1.6%
3M Co.	4,800	452,880
Honeywell International, Inc.	4,100	829,266
		1,282,146
INSURANCE - 1.6%
American International Group, Inc.	7,800	542,178
MetLife, Inc.	9,900	686,268
		1,228,446
INTERACTIVE MEDIA & SERVICES - 6.9%
Alphabet, Inc., Class A(a)	13,700	1,919,370
Alphabet, Inc., Class C†(a)	10,900	1,545,620
Meta Platforms, Inc., Class A(a)	4,900	1,911,686
		5,376,676
	Shares	Value
IT SERVICES - 2.2%
Accenture PLC, Class A	2,700	$ 982,476
International Business Machines Corp.	3,800	697,908
		1,680,384
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Danaher Corp.	3,700	887,667

MACHINERY - 1.6%
Caterpillar, Inc.	2,300	690,713
Deere & Co.	1,400	551,012
		1,241,725
MEDIA - 1.2%
Charter Communications, Inc., Class A(a)	800	296,568
Comcast Corp., Class A	13,100	609,674
		906,242
OIL, GAS & CONSUMABLE FUELS - 3.5%
Chevron Corp.	5,700	840,351
ConocoPhillips	6,600	738,342
Exxon Mobil Corp.	11,600	1,192,596
		2,771,289
PHARMACEUTICALS - 1.8%
Eli Lilly & Co.	2,200	1,420,342

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.9%
Simon Property Group, Inc.	5,000	693,050

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.0%
Advanced Micro Devices, Inc.(a)	5,100	855,219
Broadcom, Inc.	1,200	1,416,000
Intel Corp.	11,600	499,728
NVIDIA Corp.	5,600	3,445,512
QUALCOMM, Inc.	4,600	683,146
Texas Instruments, Inc.	5,600	896,672
		7,796,277
SOFTWARE - 8.4%
Adobe, Inc.(a)	1,600	988,448
Microsoft Corp.	9,900	3,936,042

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
Oracle Corp.	6,500	$ 726,050
Salesforce, Inc.(a)	3,200	899,488
		6,550,028
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.7%
American Tower Corp.	2,900	567,385

SPECIALTY RETAIL - 2.7%
Home Depot, Inc. (The)	3,800	1,341,248
Lowe’s Cos., Inc.	3,600	766,224
		2,107,472
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.5%
Apple, Inc.	19,100	3,522,040

TEXTILES, APPAREL & LUXURY GOODS - 0.7%
NIKE, Inc., Class B	5,300	538,109

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
T-Mobile U.S., Inc.	5,200	838,396

TOTAL COMMON STOCKS (COST $76,607,432)		81,127,518
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(b)	453,659	453,659
TOTAL MONEY MARKET FUND (COST $453,659)		453,659
TOTAL INVESTMENTS (COST $77,061,091) - 104.5%		81,581,177

Value
WRITTEN CALL OPTIONS - (4.7)% (PREMIUMS RECEIVED ($1,580,394))	$ (3,637,072)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	105,847
NET ASSETS - 100.0%	$ 78,049,952

Securities in this Fund are pledged as collateral for call options written.
†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of January 31, 2024 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	40	$ (400,000)	$ 100.00	4/19/24	$ (6,000)
Abbott Laboratories	Call	80	(960,000)	120.00	4/19/24	(10,720)
Accenture PLC, Class A	Call	25	(975,000)	390.00	5/17/24	(18,375)
Adobe, Inc.	Call	10	(615,000)	615.00	3/15/24	(32,000)
Advanced Micro Devices, Inc.	Call	45	(517,500)	115.00	2/16/24	(240,075)
Alphabet, Inc., Class A	Call	90	(1,260,000)	140.00	3/15/24	(55,800)
Amazon.com, Inc.	Call	175	(2,800,000)	160.00	2/16/24	(75,250)
American Express Co.	Call	25	(475,000)	190.00	3/15/24	(34,812)
American International Group, Inc.	Call	65	(422,500)	65.00	2/16/24	(32,500)
American Tower Corp.	Call	25	(525,000)	210.00	4/19/24	(9,500)
Amgen, Inc.	Call	20	(560,000)	280.00	2/16/24	(70,500)
Apple, Inc.	Call	175	(3,500,000)	200.00	3/15/24	(22,575)
AT&T, Inc.	Call	170	(289,000)	17.00	4/19/24	(18,785)
Bank of America Corp.	Call	180	(504,000)	28.00	2/16/24	(110,250)
Bank of New York Mellon Corp. (The)	Call	48	(216,000)	45.00	3/15/24	(54,960)
Berkshire Hathaway, Inc., Class B	Call	45	(1,642,500)	365.00	2/16/24	(94,950)
BlackRock, Inc.	Call	7	(560,000)	800.00	4/19/24	(13,650)
Boeing Co. (The)	Call	15	(337,500)	225.00	3/15/24	(6,075)
Booking Holdings, Inc.	Call	1	(370,000)	3,700.00	2/16/24	(1,762)
Broadcom, Inc.	Call	10	(1,150,000)	1,150.00	3/15/24	(74,700)
Capital One Financial Corp.	Call	20	(280,000)	140.00	3/15/24	(5,700)
Caterpillar, Inc.	Call	20	(520,000)	260.00	2/16/24	(83,000)
Charles Schwab Corp. (The)	Call	45	(270,000)	60.00	2/16/24	(15,525)
Charter Communications, Inc., Class A	Call	6	(234,000)	390.00	3/15/24	(6,780)
Chevron Corp.	Call	50	(775,000)	155.00	4/19/24	(15,250)
Cisco Systems, Inc.	Call	175	(875,000)	50.00	3/15/24	(33,775)
Citigroup, Inc.	Call	40	(220,000)	55.00	4/19/24	(13,320)
Coca-Cola Co. (The)	Call	200	(1,150,000)	57.50	2/16/24	(50,100)
Colgate-Palmolive Co.	Call	70	(525,000)	75.00	2/16/24	(66,290)
Comcast Corp., Class A	Call	115	(517,500)	45.00	3/15/24	(28,117)
ConocoPhillips	Call	55	(660,000)	120.00	5/17/24	(17,463)
Costco Wholesale Corp.	Call	10	(575,000)	575.00	2/16/24	(122,660)
CVS Health Corp.	Call	40	(320,000)	80.00	5/17/24	(7,920)
Danaher Corp.	Call	30	(720,000)	240.00	3/15/24	(26,700)
Deere & Co.	Call	10	(390,000)	390.00	3/15/24	(18,350)
Dow, Inc.	Call	90	(472,500)	52.50	2/16/24	(15,660)
Duke Energy Corp.	Call	80	(760,000)	95.00	4/19/24	(27,600)
Eli Lilly & Co.	Call	20	(1,280,000)	640.00	3/15/24	(66,000)
Emerson Electric Co.	Call	45	(416,250)	92.50	3/15/24	(11,340)
Exelon Corp.	Call	115	(414,000)	36.00	4/19/24	(10,925)
Exxon Mobil Corp.	Call	100	(1,050,000)	105.00	3/15/24	(22,800)
FedEx Corp.	Call	10	(270,000)	270.00	4/19/24	(2,750)
Ford Motor Co.	Call	110	(121,000)	11.00	3/15/24	(10,450)
General Dynamics Corp.	Call	20	(540,000)	270.00	5/17/24	(16,400)
General Motors Co.	Call	50	(150,000)	30.00	3/15/24	(45,125)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Gilead Sciences, Inc.	Call	70	$ (560,000)	$ 80.00	2/16/24	$ (7,980)
Goldman Sachs Group, Inc. (The)	Call	10	(365,000)	365.00	3/15/24	(23,600)
Home Depot, Inc. (The)	Call	30	(930,000)	310.00	2/16/24	(132,375)
Honeywell International, Inc.	Call	35	(735,000)	210.00	2/16/24	(4,725)
Intel Corp.	Call	100	(550,000)	55.00	5/17/24	(4,800)
International Business Machines Corp.	Call	30	(435,000)	145.00	2/16/24	(116,310)
JPMorgan Chase & Co.	Call	60	(1,080,000)	180.00	4/19/24	(24,300)
Kraft Heinz Co. (The)	Call	20	(75,000)	37.50	3/15/24	(1,880)
Linde PLC	Call	20	(840,000)	420.00	4/19/24	(14,700)
Lockheed Martin Corp.	Call	10	(440,000)	440.00	3/15/24	(4,790)
Lowe’s Cos., Inc.	Call	30	(690,000)	230.00	4/19/24	(11,775)
Mastercard, Inc., Class A	Call	20	(920,000)	460.00	4/19/24	(22,220)
McDonald's Corp.	Call	30	(930,000)	310.00	4/19/24	(9,345)
Medtronic PLC	Call	75	(581,250)	77.50	2/16/24	(83,250)
Meta Platforms, Inc., Class A	Call	40	(1,640,000)	410.00	3/15/24	(51,200)
MetLife, Inc.	Call	85	(573,750)	67.50	3/15/24	(27,200)
Microsoft Corp.	Call	90	(3,600,000)	400.00	3/15/24	(102,150)
Mondelez International, Inc., Class A	Call	95	(665,000)	70.00	3/15/24	(59,660)
Morgan Stanley	Call	60	(510,000)	85.00	4/19/24	(34,800)
Netflix, Inc.	Call	8	(412,000)	515.00	2/16/24	(41,600)
NextEra Energy, Inc.	Call	80	(480,000)	60.00	3/15/24	(12,160)
NIKE, Inc., Class B	Call	45	(495,000)	110.00	4/19/24	(10,800)
NVIDIA Corp.	Call	45	(2,205,000)	490.00	2/16/24	(570,600)
Oracle Corp.	Call	60	(660,000)	110.00	3/15/24	(36,000)
PayPal Holdings, Inc.	Call	45	(292,500)	65.00	4/19/24	(15,300)
PepsiCo, Inc.	Call	75	(1,312,500)	175.00	4/19/24	(22,200)
Procter & Gamble Co. (The)	Call	85	(1,317,500)	155.00	4/19/24	(54,400)
QUALCOMM, Inc.	Call	40	(560,000)	140.00	3/15/24	(48,100)
Raytheon Technologies Corp.	Call	45	(427,500)	95.00	5/17/24	(10,980)
Salesforce, Inc.	Call	25	(675,000)	270.00	2/16/24	(34,750)
Simon Property Group, Inc.	Call	45	(630,000)	140.00	4/19/24	(22,050)
Southern Co. (The)	Call	120	(870,000)	72.50	5/17/24	(16,500)
Starbucks Corp.	Call	50	(500,000)	100.00	4/19/24	(5,050)
Target Corp.	Call	20	(240,000)	120.00	3/15/24	(40,450)
Tesla, Inc.	Call	55	(1,210,000)	220.00	4/19/24	(30,635)
Texas Instruments, Inc.	Call	45	(742,500)	165.00	3/15/24	(15,210)
T-Mobile U.S., Inc.	Call	45	(675,000)	150.00	2/16/24	(52,560)
U.S. Bancorp	Call	90	(405,000)	45.00	5/17/24	(12,600)
Union Pacific Corp.	Call	25	(600,000)	240.00	2/16/24	(16,375)
United Parcel Service, Inc., Class B	Call	35	(525,000)	150.00	2/16/24	(1,155)
Verizon Communications, Inc.	Call	100	(410,000)	41.00	4/19/24	(24,700)
Visa, Inc., Class A	Call	40	(1,100,000)	275.00	3/15/24	(22,600)
Walmart, Inc.	Call	50	(825,000)	165.00	3/15/24	(26,500)
Walt Disney Co. (The)	Call	55	(550,000)	100.00	4/19/24	(19,855)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	85	$ (446,250)	$ 52.50	5/17/24	$ (13,643)
(Premiums received $1,580,394)						$(3,637,072)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

The table below sets forth the diversification of the Steward Equity Market Neutral Fund investments by Industry.

Industry Diversification	Percent ^*
Money Market Funds	6.1%
Health Care Providers & Services	5.6
Software	5.0
Specialty Retail	4.8
Textiles, Apparel & Luxury Goods	3.5
Machinery	3.1
Specialized Real Estate Investment Trusts	2.9
Capital Markets	2.8
Trading Companies & Distributors	2.7
Consumer Finance	2.2
Air Freight & Logistics	1.9
Broadline Retail	1.7
Technology Hardware, Storage & Peripherals	1.7
Insurance	1.4
Semiconductors & Semiconductor Equipment	1.4
Automobile Components	1.3
IT Services	0.9
Diversified Consumer Services	1.0
Household Durables	0.9
Containers & Packaging	0.9
Electrical Equipment	0.8
Financial Services	0.7
Real Estate Management & Development	0.7
Banks	0.7
Electronic Equipment, Instruments & Components	0.5
Communications Equipment	0.2
Leisure Products	0.1
Building Products	0.0**
Media	(0.1)
Ground Transportation	(0.1)
Industry Diversification	Percent ^*
Water Utilities	(0.2)%
Beverages	(0.3)
Consumer Staples Distribution & Retail	(0.6)
Metals & Mining	(0.7)
Automobiles	(0.7)
Professional Services	(0.8)
Paper & Forest Products	(0.9)
Personal Care Products	(1.0)
Independent Power and Renewable Electricity Producers	(1.0)
Energy Equipment & Services	(1.0)
Interactive Media & Services	(1.0)
Commercial Services & Supplies	(1.0)
Construction & Engineering	(1.0)
Food Products	(1.1)
Multi-Utilities	(1.2)
Chemicals	(1.5)
Health Care Technology	(1.6)
Pharmaceuticals	(1.8)
Oil, Gas & Consumable Fuels	(2.1)
Life Sciences Tools & Services	(2.4)
Passenger Airlines	(2.6)
Entertainment	(2.9)
Biotechnology	(3.7)
Aerospace & Defense	(4.7)
Electric Utilities	(4.8)
Hotels, Restaurants & Leisure	(4.9)
Health Care Equipment & Supplies	(5.5)
Total Investments	4.3%

^	Percentages indicated are net of Common Stocks and Common Stocks Sold Short.
*	Percentages indicated are based on net assets as of January 31, 2024.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 90.6%

AIR FREIGHT & LOGISTICS - 1.9%
C.H. Robinson Worldwide, Inc.(a)	8,500	$ 714,765
Expeditors International of Washington, Inc.(a)	5,800	732,714
		1,447,479
AUTOMOBILE COMPONENTS - 1.3%
BorgWarner, Inc.(a)	20,600	698,340
Lear Corp.(a)	2,200	292,380
		990,720
BANKS - 0.9%
Fifth Third Bancorp(a)	19,900	681,376

BEVERAGES - 0.9%
Coca-Cola Co. (The)(a)	11,800	701,982

BIOTECHNOLOGY - 0.9%
Gilead Sciences, Inc.(a)	8,500	665,210

BROADLINE RETAIL - 1.7%
Kohl's Corp.(a)	26,700	687,792
Nordstrom, Inc.(a)	36,700	666,105
		1,353,897
BUILDING PRODUCTS - 0.9%
Owens Corning(a)	4,800	727,344

CAPITAL MARKETS - 6.1%
Ameriprise Financial, Inc.(a)	2,000	773,660
Bank of New York Mellon Corp. (The)(a)	13,300	737,618
Cboe Global Markets, Inc.(a)	4,000	735,400
Janus Henderson Group PLC	25,500	733,380
LPL Financial Holdings, Inc.(a)	3,100	741,489
Moody's Corp.	1,000	392,040
XP, Inc., Class A(a)	26,300	646,454
		4,760,041
CHEMICALS - 0.6%
Dow, Inc.(a)	9,000	482,400

COMMUNICATIONS EQUIPMENT - 1.2%
Arista Networks, Inc.(a)(b)	1,200	310,416
Cisco Systems, Inc.(a)	8,800	441,584
F5, Inc.(a)(b)	1,000	183,700
		935,700
CONSUMER FINANCE - 3.7%
American Express Co.(a)	3,700	742,738
	Shares	Value
Capital One Financial Corp.(a)	5,400	$ 730,728
OneMain Holdings, Inc.(a)	13,900	661,640
Synchrony Financial(a)	20,100	781,287
		2,916,393
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Kroger Co. (The)(a)	14,100	650,574
US Foods Holding Corp.(a)(b)	15,200	699,352
		1,349,926
CONTAINERS & PACKAGING - 0.9%
Berry Global Group, Inc.(a)	11,200	733,152

DIVERSIFIED CONSUMER SERVICES - 2.0%
Grand Canyon Education, Inc.(a)(b)	6,200	809,658
H&R Block, Inc.(a)	15,500	726,020
		1,535,678
ELECTRICAL EQUIPMENT - 1.0%
Acuity Brands, Inc.(a)	3,400	809,744

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
Avnet, Inc.(a)	5,700	258,210
Vontier Corp.(a)	22,400	774,816
		1,033,026
ENTERTAINMENT - 0.9%
Electronic Arts, Inc.(a)	5,200	715,416

FINANCIAL SERVICES - 3.4%
Fiserv, Inc.(a)(b)	2,000	283,740
Mastercard, Inc., Class A(a)	1,800	808,614
Visa, Inc., Class A(a)	2,900	792,454
Western Union Co. (The)(a)	63,900	803,223
		2,688,031
FOOD PRODUCTS - 0.8%
General Mills, Inc.(a)	9,000	584,190

GROUND TRANSPORTATION - 1.9%
Landstar System, Inc.(a)	3,700	709,364
Ryder System, Inc.(a)	6,600	749,562
		1,458,926
HEALTH CARE PROVIDERS & SERVICES - 7.4%
Cardinal Health, Inc.(a)	6,700	731,573
Cencora, Inc.(a)	3,500	814,380
Cigna Group (The)(a)	2,200	662,090
DaVita, Inc.(a)(b)	6,900	746,304
Elevance Health, Inc.(a)	1,500	740,160

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Humana, Inc.(a)	1,500	$ 567,090
McKesson Corp.(a)	1,500	749,835
Premier, Inc., Class A(a)	33,900	732,918
		5,744,350
HOTELS, RESTAURANTS & LEISURE - 0.9%
Booking Holdings, Inc.(a)(b)	200	701,494

HOUSEHOLD DURABLES - 0.9%
TopBuild Corp.(a)(b)	2,000	738,260

INSURANCE - 3.3%
Hartford Financial Services Group, Inc. (The)(a)	3,700	321,752
MetLife, Inc.(a)	10,500	727,860
Primerica, Inc.(a)	800	187,328
Prudential Financial, Inc.(a)	6,900	724,017
Unum Group(a)	13,300	642,922
		2,603,879
IT SERVICES - 1.8%
Akamai Technologies, Inc.(b)	2,600	320,398
Gartner, Inc.(b)	1,700	777,648
GoDaddy, Inc., Class A(b)	3,100	330,646
		1,428,692
LEISURE PRODUCTS - 0.1%
YETI Holdings, Inc.(b)	2,200	96,734

LIFE SCIENCES TOOLS & SERVICES - 0.5%
Medpace Holdings, Inc.(a)(b)	1,200	349,896

MACHINERY - 4.0%
AGCO Corp.(a)	5,700	697,281
Cummins, Inc.(a)	2,900	693,970
Deere & Co.(a)	800	314,864
Ingersoll Rand, Inc.(a)	8,900	710,754
Pentair PLC(a)	9,500	695,115
		3,111,984
MEDIA - 0.9%
Fox Corp., Class A(a)	21,400	691,220

METALS & MINING - 1.4%
Nucor Corp.(a)	2,100	392,553
Reliance Steel & Aluminum Co.(a)	2,400	685,008
		1,077,561
OIL, GAS & CONSUMABLE FUELS - 0.5%
Cheniere Energy, Inc.	900	147,591
Southwestern Energy Co.(a)(b)	38,100	245,745
		393,336
	Shares	Value
PROFESSIONAL SERVICES - 1.8%
ManpowerGroup, Inc.(a)	9,400	$ 696,916
Robert Half, Inc.(a)	8,700	691,998
		1,388,914
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
CBRE Group, Inc., Class A(a)(b)	7,900	681,849
Jones Lang LaSalle, Inc.(a)(b)	3,600	637,416
		1,319,265
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
Applied Materials, Inc.(a)	4,300	706,490
Cirrus Logic, Inc.(a)(b)	8,600	663,920
Lam Research Corp.(a)	900	742,653
QUALCOMM, Inc.(a)	5,300	787,103
		2,900,166
SOFTWARE - 10.5%
Adobe, Inc.(a)(b)	1,300	803,114
Autodesk, Inc.(a)(b)	2,800	710,668
Cadence Design Systems, Inc.(a)(b)	2,500	721,150
Dropbox, Inc., Class A(a)(b)	24,300	769,824
Gen Digital, Inc.	4,700	110,356
Intuit, Inc.(a)	1,200	757,596
Microsoft Corp.(a)	1,800	715,644
Nutanix, Inc., Class A(b)	3,300	185,460
Palo Alto Networks, Inc.(a)(b)	2,200	744,722
Salesforce, Inc.(a)(b)	2,600	730,834
Splunk, Inc.(a)(b)	5,000	766,850
Synopsys, Inc.(a)(b)	1,300	693,355
UiPath, Inc., Class A(b)	20,300	466,494
		8,176,067
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.9%
American Tower Corp.	200	39,130
Equinix, Inc.(a)	1,000	829,770
Iron Mountain, Inc.(a)	11,400	769,728
Weyerhaeuser Co.(a)	19,700	645,569
		2,284,197
SPECIALTY RETAIL - 6.4%
Best Buy Co., Inc.(a)	8,800	637,912
Dick's Sporting Goods, Inc.(a)	4,700	700,629
Gap, Inc. (The)(a)	38,600	721,434
Home Depot, Inc. (The)(a)	2,200	776,512
Lowe’s Cos., Inc.(a)	3,200	681,088
TJX Cos., Inc. (The)(a)	7,800	740,298
Williams-Sonoma, Inc.(a)	3,700	715,543
		4,973,416

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.7%
Hewlett Packard Enterprise Co.(a)	41,100	$ 628,419
HP, Inc.(a)	23,900	686,169
		1,314,588
TEXTILES, APPAREL & LUXURY GOODS - 3.5%
Carter's, Inc.	10,500	794,220
Crocs, Inc.(b)	7,100	720,508
Deckers Outdoor Corp.(a)(b)	1,000	753,730
PVH Corp.	4,000	481,040
		2,749,498
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Ferguson PLC(a)	3,800	713,868
W.W. Grainger, Inc.(a)	800	716,512
WESCO International, Inc.(a)	3,900	676,728
		2,107,108
TOTAL COMMON STOCKS (COST $61,199,015)		70,721,256
MONEY MARKET FUNDS - 6.1%
Fidelity Government Cash Reserves, 5.02%(a)(c)	1,589,414	1,589,414
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(c)	3,184,997	3,184,997
TOTAL MONEY MARKET FUNDS (COST $4,774,411)		4,774,411
TOTAL INVESTMENTS (COST $65,973,426) - 96.7%		75,495,667

COMMON STOCKS SOLD SHORT - (92.4)%

AEROSPACE & DEFENSE - (4.7)%
Axon Enterprise, Inc.	(3,000)	(747,180)
Boeing Co. (The)	(3,800)	(801,952)
HEICO Corp., Class A	(5,400)	(763,938)
Hexcel Corp.	(2,400)	(159,336)
Mercury Systems, Inc.	(18,200)	(539,812)
Spirit AeroSystems Holdings, Inc., Class A	(23,100)	(634,326)
		(3,646,544)
AUTOMOBILES - (0.7)%
Tesla, Inc.	(3,100)	(580,599)
BANKS - (0.2)%
Cullen/Frost Bankers, Inc.	(1,800)	(191,016)
BEVERAGES - (1.2)%
Brown-Forman Corp.	(3,500)	(192,150)
Celsius Holdings, Inc.	(14,700)	(733,530)
		(925,680)
BIOTECHNOLOGY - (4.6)%
Alnylam Pharmaceuticals, Inc.	(3,800)	(657,058)
	Shares	Value
Apellis Pharmaceuticals, Inc.	(10,200)	$ (645,558)
Ionis Pharmaceuticals, Inc.	(15,100)	(775,989)
Natera, Inc.	(11,500)	(758,310)
Sarepta Therapeutics, Inc.	(6,100)	(725,839)
		(3,562,754)
BUILDING PRODUCTS - (0.9)%
Trex Co., Inc.	(8,500)	(692,580)
CAPITAL MARKETS - (3.3)%
Blackstone, Inc.	(6,300)	(784,035)
Blue Owl Capital, Inc.	(48,100)	(747,474)
Charles Schwab Corp. (The)	(10,700)	(673,244)
Interactive Brokers Group, Inc., Class A	(3,900)	(346,125)
		(2,550,878)
CHEMICALS - (2.1)%
Ashland, Inc.	(9,700)	(908,114)
Corteva, Inc.	(15,800)	(718,584)
		(1,626,698)
COMMERCIAL SERVICES & SUPPLIES - (1.0)%
Stericycle, Inc.	(16,100)	(772,800)
COMMUNICATIONS EQUIPMENT - (1.0)%
Ubiquiti, Inc.	(6,000)	(754,440)
CONSTRUCTION & ENGINEERING - (1.0)%
MasTec, Inc.	(11,900)	(781,473)
CONSUMER FINANCE - (1.5)%
Credit Acceptance Corp.	(1,000)	(541,070)
SoFi Technologies, Inc.	(75,900)	(594,297)
Upstart Holdings, Inc.	(1,700)	(53,992)
		(1,189,359)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (2.3)%
BJ's Wholesale Club Holdings, Inc.	(11,900)	(765,646)
Dollar General Corp.	(5,900)	(779,213)
Dollar Tree, Inc.	(1,900)	(248,178)
		(1,793,037)
DIVERSIFIED CONSUMER SERVICES - (1.0)%
Mister Car Wash, Inc.	(93,400)	(775,220)
ELECTRIC UTILITIES - (4.8)%
Constellation Energy Corp.	(6,900)	(841,800)
FirstEnergy Corp.	(20,700)	(759,276)
IDACORP, Inc.	(7,400)	(685,092)
NRG Energy, Inc.	(14,400)	(763,776)
PPL Corp.	(27,500)	(720,500)
		(3,770,444)
ELECTRICAL EQUIPMENT - (0.2)%
Shoals Technologies Group, Inc., Class A	(12,400)	(163,308)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.8)%
Corning, Inc.	(18,700)	$ (607,563)
ENERGY EQUIPMENT & SERVICES - (1.0)%
NOV, Inc.	(38,600)	(753,086)
ENTERTAINMENT - (3.8)%
Madison Square Garden Sports Corp.	(4,300)	(795,930)
ROBLOX Corp., Class A	(18,700)	(725,747)
Roku, Inc.	(7,600)	(669,256)
TKO Group Holdings, Inc.	(9,300)	(778,317)
		(2,969,250)
FINANCIAL SERVICES - (2.7)%
Rocket Cos., Inc., Class A	(59,900)	(737,369)
Toast, Inc., Class A	(31,800)	(565,086)
UWM Holdings Corp.	(123,300)	(826,110)
		(2,128,565)
FOOD PRODUCTS - (1.9)%
Freshpet, Inc.	(600)	(51,660)
Lamb Weston Holdings, Inc.	(6,800)	(696,592)
Pilgrim's Pride Corp.	(27,300)	(741,741)
		(1,489,993)
GROUND TRANSPORTATION - (2.0)%
Lyft, Inc., Class A	(61,600)	(769,384)
U-Haul Holding Co.	(11,900)	(788,494)
		(1,557,878)
HEALTH CARE EQUIPMENT & SUPPLIES - (5.5)%
Enovis Corp.	(13,100)	(768,970)
Globus Medical, Inc., Class A	(13,300)	(702,107)
ICU Medical, Inc.	(3,800)	(347,814)
Inspire Medical Systems, Inc.	(3,800)	(801,306)
Masimo Corp.	(6,200)	(799,428)
Novocure Ltd.	(8,200)	(114,144)
Shockwave Medical, Inc.	(3,300)	(746,625)
		(4,280,394)
HEALTH CARE PROVIDERS & SERVICES - (1.8)%
Acadia Healthcare Co., Inc.	(9,600)	(788,544)
agilon health, Inc.	(35,400)	(208,506)
Guardant Health, Inc.	(19,500)	(427,635)
		(1,424,685)
HEALTH CARE TECHNOLOGY - (1.6)%
Certara, Inc.	(39,700)	(641,552)
Definitive Healthcare Corp.	(68,500)	(582,250)
		(1,223,802)
HOTELS, RESTAURANTS & LEISURE - (5.8)%
Choice Hotels International, Inc.	(2,300)	(278,576)
Churchill Downs, Inc.	(6,400)	(774,208)
	Shares	Value
DraftKings, Inc., Class A	(18,700)	$ (730,235)
Marriott Vacations Worldwide Corp.	(9,200)	(771,788)
Norwegian Cruise Line Holdings Ltd.	(36,400)	(647,920)
Planet Fitness, Inc., Class A	(10,100)	(684,376)
Sabre Corp.	(30,400)	(124,640)
Texas Roadhouse, Inc.	(4,400)	(553,168)
		(4,564,911)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - (1.0)%
Clearway Energy, Inc., Class A	(33,500)	(752,410)
INSURANCE - (1.9)%
Kemper Corp.	(12,600)	(756,000)
Markel Group, Inc.	(500)	(748,715)
		(1,504,715)
INTERACTIVE MEDIA & SERVICES - (1.0)%
IAC, Inc.	(15,300)	(768,213)
IT SERVICES - (0.9)%
Cloudflare, Inc., Class A	(8,400)	(664,020)
LIFE SCIENCES TOOLS & SERVICES - (2.9)%
10X Genomics, Inc., Class A	(18,600)	(775,062)
Bruker Corp.	(9,600)	(686,496)
Revvity, Inc.	(1,200)	(128,616)
Sotera Health Co.	(46,300)	(681,536)
		(2,271,710)
MACHINERY - (0.9)%
RBC Bearings, Inc.	(2,500)	(671,350)
MEDIA - (1.0)%
Liberty Broadband Corp., Class A	(10,000)	(778,200)
METALS & MINING - (2.1)%
Alcoa Corp.	(7,200)	(214,200)
Freeport-McMoRan, Inc.	(16,800)	(666,792)
MP Materials Corp.	(49,000)	(774,690)
		(1,655,682)
MULTI-UTILITIES - (1.2)%
CenterPoint Energy, Inc.	(7,100)	(198,374)
Dominion Energy, Inc.	(15,600)	(713,232)
		(911,606)
OIL, GAS & CONSUMABLE FUELS - (2.6)%
DT Midstream, Inc.	(11,300)	(606,697)
New Fortress Energy, Inc.	(23,300)	(774,259)
Targa Resources Corp.	(7,800)	(662,688)
		(2,043,644)
PAPER & FOREST PRODUCTS - (0.9)%
Louisiana-Pacific Corp.	(10,600)	(705,430)
PASSENGER AIRLINES - (2.6)%
JetBlue Airways Corp.	(93,500)	(496,485)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Southwest Airlines Co.	(25,700)	$ (768,173)
United Airlines Holdings, Inc.	(19,100)	(790,358)
		(2,055,016)
PERSONAL CARE PRODUCTS - (1.0)%
Coty, Inc., Class A	(62,200)	(751,376)
PHARMACEUTICALS - (1.8)%
Catalent, Inc.	(15,000)	(774,600)
Elanco Animal Health, Inc.	(44,900)	(661,826)
		(1,436,426)
PROFESSIONAL SERVICES - (2.6)%
Dun & Bradstreet Holdings, Inc.	(61,200)	(709,308)
Equifax, Inc.	(3,100)	(757,454)
Paycor HCM, Inc.	(27,500)	(534,325)
		(2,001,087)
REAL ESTATE MANAGEMENT & DEVELOPMENT - (1.0)%
Zillow Group, Inc., Class A	(13,900)	(765,751)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (2.3)%
Allegro MicroSystems, Inc.	(28,100)	(728,914)
Entegris, Inc.	(5,600)	(659,120)
Wolfspeed, Inc.	(12,800)	(416,640)
		(1,804,674)
SOFTWARE - (5.5)%
Alteryx, Inc., Class A	(16,400)	(778,344)
Aspen Technology, Inc.	(3,200)	(614,368)
BILL Holdings, Inc.	(4,100)	(320,005)
C3.ai, Inc., Class A	(10,700)	(265,146)
HashiCorp, Inc., Class A	(30,100)	(657,986)
	Shares	Value
nCino, Inc.	(17,900)	$ (563,492)
SentinelOne, Inc., Class A	(21,600)	(578,880)
Unity Software, Inc.	(16,900)	(547,560)
		(4,325,781)
SPECIALTY RETAIL - (1.6)%
Five Below, Inc.	(4,100)	(735,786)
Floor & Decor Holdings, Inc.	(900)	(90,504)
Wayfair, Inc., Class A	(9,100)	(457,275)
		(1,283,565)
WATER UTILITIES - (0.2)%
American Water Works Co., Inc.	(1,200)	(148,824)
TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($71,284,258))		(72,076,437)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($71,284,258)) - (92.4)%		(72,076,437)
OTHER ASSETS IN EXCESS OF LIABILITIES - 95.6%		74,618,834
NET ASSETS - 100.0%		$ 78,038,064

(a)	All or portion of the shares have been pledged as collateral for open short positions.
(b)	Represents non-income producing security.
(c)	7-day current yield as of January 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	63.6%
Canada	14.4
Taiwan	5.3
United Kingdom	5.0
Republic of Korea (South)	3.2
Ireland (Republic of)	1.9
Colombia	1.5
Mexico	1.5
Switzerland	1.4
Brazil	1.1
Netherlands	0.9
Total Investments	99.8%

*	Percentages indicated are based on net assets as of January 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 97.3%

AEROSPACE & DEFENSE - 1.1%
General Dynamics Corp.	15,580	$ 4,128,544

BANKS - 11.2%
Bank of Nova Scotia (The)	66,200	3,094,850
Barclays PLC, Sponsored ADR	595,350	4,488,939
Canadian Imperial Bank of Commerce	84,720	3,827,650
HSBC Holdings PLC, Sponsored ADR	115,820	4,555,201
KB Financial Group, Inc., ADR	141,590	5,985,009
Lloyds Banking Group PLC, ADR	2,015,030	4,251,713
NatWest Group PLC, Sponsored ADR	799,850	4,575,142
Royal Bank of Canada	43,600	4,255,796
Toronto-Dominion Bank (The)	83,980	5,100,105
		40,134,405
BEVERAGES - 3.2%
Coca-Cola Co. (The)	100,300	5,966,847
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	56,400	5,354,616
		11,321,463
BIOTECHNOLOGY - 3.6%
Amgen, Inc.	23,360	7,341,113
Gilead Sciences, Inc.	72,810	5,698,111
		13,039,224
CHEMICALS - 2.0%
Air Products and Chemicals, Inc.	13,190	3,372,815
Nutrien Ltd.	73,280	3,654,473
		7,027,288
COMMUNICATIONS EQUIPMENT - 3.5%
Cisco Systems, Inc.	107,380	5,388,328
Juniper Networks, Inc.	198,980	7,354,301
		12,742,629
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Sysco Corp.	55,140	4,462,480

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
KT Corp., Sponsored ADR	412,170	5,436,522
Verizon Communications, Inc.	138,970	5,885,380
		11,321,902
	Shares	Value
ELECTRIC UTILITIES - 1.5%
Fortis, Inc.	130,670	$ 5,243,787

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.2%
Avnet, Inc.	103,690	4,697,157
Corning, Inc.	159,770	5,190,927
TE Connectivity Ltd.	36,640	5,209,842
		15,097,926
FOOD PRODUCTS - 2.1%
Archer-Daniels-Midland Co.	58,620	3,258,100
Kraft Heinz Co. (The)	112,300	4,169,699
		7,427,799
GROUND TRANSPORTATION - 1.7%
Canadian National Railway Co.	48,920	6,068,037

HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Abbott Laboratories	64,040	7,246,126

HEALTH CARE PROVIDERS & SERVICES - 4.4%
Cigna Group (The)	33,500	10,081,825
CVS Health Corp.	78,440	5,833,583
		15,915,408
HOTELS, RESTAURANTS & LEISURE - 2.8%
McDonald's Corp.	34,290	10,037,369

INSURANCE - 1.4%
Sun Life Financial, Inc.	95,910	4,973,893

IT SERVICES - 4.6%
Accenture PLC, Class A	18,640	6,782,723
Amdocs Ltd.	56,230	5,155,167
Cognizant Technology Solutions Corp., Class A	57,570	4,439,798
		16,377,688
LEISURE PRODUCTS - 1.2%
Brunswick Corp.	52,740	4,255,063

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MACHINERY - 2.8%
Hillenbrand, Inc.	91,590	$ 4,265,346
Snap-on, Inc.	19,600	5,682,628
		9,947,974
MEDIA - 4.0%
Interpublic Group of Cos., Inc. (The)	155,930	5,144,130
Omnicom Group, Inc.	51,060	4,614,803
TEGNA, Inc.	293,110	4,569,585
		14,328,518
METALS & MINING - 0.9%
Ternium SA, Sponsored ADR	86,900	3,359,554

OIL, GAS & CONSUMABLE FUELS - 5.9%
Canadian Natural Resources, Ltd.	101,930	6,522,501
Crescent Point Energy Corp.	573,560	3,739,611
Ecopetrol SA, Sponsored ADR	456,070	5,486,522
Suncor Energy, Inc.	159,590	5,285,621
		21,034,255
PROFESSIONAL SERVICES - 3.5%
Broadridge Financial Solutions, Inc.	28,390	5,797,238
Paychex, Inc.	56,520	6,880,180
		12,677,418
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.1%
Analog Devices, Inc.	31,740	6,105,506
ASE Industrial Holding Co. Ltd., ADR	812,370	7,546,917
QUALCOMM, Inc.	32,460	4,820,635
Skyworks Solutions, Inc.	60,800	6,351,168
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	65,070	7,350,307
Texas Instruments, Inc.	44,170	7,072,501
United Microelectronics Corp., Sponsored ADR	536,620	4,137,340
		43,384,374
SOFTWARE - 1.7%
InterDigital, Inc.	59,970	6,299,848

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.5%
Crown Castle, Inc.	28,390	3,073,217
Iron Mountain, Inc.	88,840	5,998,477
		9,071,694
	Shares	Value
SPECIALTY RETAIL - 5.6%
Gap, Inc. (The)	419,380	$ 7,838,212
Home Depot, Inc. (The)	15,200	5,364,992
Williams-Sonoma, Inc.	35,050	6,778,320
		19,981,524
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.7%
HP, Inc.	209,710	6,020,774

TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Tapestry, Inc.	159,640	6,192,436

TOTAL COMMON STOCKS (COST $307,215,389)		349,119,400
MONEY MARKET FUND - 1.4%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(a)	5,157,387	5,157,387
TOTAL MONEY MARKET FUND (COST $5,157,387)		5,157,387
PREFERRED STOCKS - 1.1%

ELECTRIC UTILITIES - 1.1%
Cia Energetica de Minas Gerais, Sponsored ADR, 0.51%(b)	1,679,940	3,830,263
TOTAL PREFERRED STOCKS (COST $4,350,540)		3,830,263
TOTAL INVESTMENTS (COST $316,723,316) - 99.8%		358,107,050

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		579,172
NET ASSETS - 100.0%		$ 358,686,222

(a)	7-day current yield as of January 31, 2024 is disclosed.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
PLC — Public Limited Company
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	24.8%
United Kingdom	14.8
Taiwan	10.9
Netherlands	8.3
China	7.8
Japan	5.8
Brazil	4.6
India	3.3
Germany	2.9
France	2.4
Switzerland	2.1
Mexico	2.1
Australia	1.9
Spain	1.7
Republic of Korea (South)	1.3
Ireland (Republic of)	1.3
United States	0.7
Italy	0.6
Denmark	0.4
Norway	0.4
Indonesia	0.4
Chile	0.3
Sweden	0.3
Finland	0.3
South Africa	0.2
Jersey	0.2
Luxembourg	0.1
Colombia	0.0**
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2024.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 97.2%

AEROSPACE & DEFENSE - 0.1%
CAE, Inc.(a)	11,162	$ 223,463

AIR FREIGHT & LOGISTICS - 0.1%
ZTO Express Cayman, Inc., ADR	17,021	278,464

AUTOMOBILE COMPONENTS - 0.2%
Magna International, Inc., ADR	9,273	527,170

AUTOMOBILES - 2.5%
Ferrari N.V.	4,935	1,707,115
Honda Motor Co. Ltd., Sponsored ADR	59,236	1,983,814
Li Auto, Inc., ADR(a)	18,232	504,662
NIO, Inc., ADR(a)	26,351	148,092
Stellantis N.V.	69,424	1,524,551
		5,868,234
BANKS - 16.5%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	165,860	1,547,474
Banco de Chile, ADR	16,219	360,386
Banco Santander Chile, ADR	6,983	127,649
Banco Santander SA, Sponsored ADR	411,595	1,646,380
Bank of Montreal	22,371	2,106,901
Bank of Nova Scotia (The)	35,850	1,675,987
Barclays PLC, Sponsored ADR	84,523	637,303
Canadian Imperial Bank of Commerce	29,759	1,344,512
HDFC Bank Ltd., ADR	50,202	2,785,709
HSBC Holdings PLC, Sponsored ADR	112,576	4,427,614
ICICI Bank Ltd., Sponsored ADR	88,599	2,161,816
ING Groep N.V., Sponsored ADR	101,670	1,443,714
KB Financial Group, Inc., ADR	19,783	836,227
Lloyds Banking Group PLC, ADR	425,905	898,660
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	350,309	3,275,389
Mizuho Financial Group, Inc., ADR	315,100	1,146,964
NatWest Group PLC, Sponsored ADR	64,658	369,844
NU Holdings Ltd., Class A(a)	70,407	606,204
Royal Bank of Canada	47,263	4,613,341
Shinhan Financial Group Co. Ltd., ADR	25,955	796,559
	Shares	Value
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	194,216	$ 1,998,483
Toronto-Dominion Bank (The)	54,419	3,304,866
Woori Financial Group, Inc., Sponsored ADR	4,965	153,965
		38,265,947
BEVERAGES - 1.1%
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	8,256	783,825
Fomento Economico Mexicano SAB de CV, Sponsored ADR	13,404	1,816,778
		2,600,603
BIOTECHNOLOGY - 1.0%
Argenx SE, ADR(a)	2,512	955,841
BeiGene Ltd., ADR(a)	3,217	476,856
Genmab A/S, Sponsored ADR(a)	35,528	980,928
		2,413,625
BROADLINE RETAIL - 4.7%
Alibaba Group Holding Ltd., Sponsored ADR	96,418	6,958,487
JD.com, Inc., ADR	63,302	1,427,460
PDD Holdings, Inc., ADR(a)	17,544	2,225,807
Vipshop Holdings Ltd., ADR(a)	12,250	194,653
		10,806,407
CAPITAL MARKETS - 2.0%
Brookfield Asset Management Ltd., Class A	16,366	657,749
Deutsche Bank AG	56,389	724,599
Nomura Holdings, Inc., Sponsored ADR	85,620	491,459
UBS Group AG	92,397	2,763,594
		4,637,401
CHEMICALS - 0.3%
Nutrien Ltd.	13,707	683,568
Sasol Ltd., Sponsored ADR	9,749	83,354
		766,922
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Waste Connections, Inc.	16,338	2,536,638

COMMUNICATIONS EQUIPMENT - 0.5%
Nokia Oyj, Sponsored ADR	167,640	603,504
Telefonaktiebolaget LM Ericsson, Sponsored ADR	110,090	606,596
		1,210,100

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
CONSTRUCTION MATERIALS - 1.3%
CEMEX SAB de CV, Sponsored ADR(a)	75,555	$ 625,596
CRH PLC	24,187	1,735,659
James Hardie Industries PLC, Sponsored ADR(a)	16,204	608,622
		2,969,877
DIVERSIFIED CONSUMER SERVICES - 0.4%
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	4,530	347,270
Pearson PLC, Sponsored ADR	43,446	530,910
TAL Education Group, ADR(a)	11,801	125,562
		1,003,742
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.7%
BCE, Inc.	51,469	2,076,774
Chunghwa Telecom Co. Ltd., Sponsored ADR	46,257	1,738,338
Orange SA, Sponsored ADR	102,213	1,219,401
Telefonica Brasil SA, ADR	44,513	459,374
Telefonica SA, Sponsored ADR	169,980	695,218
Telkom Indonesia Persero Tbk PT, ADR	36,827	926,568
TELUS Corp.	78,400	1,403,360
		8,519,033
ELECTRIC UTILITIES - 1.1%
Centrais Eletricas Brasileiras SA, Sponsored ADR	81,639	674,338
Fortis, Inc.	49,125	1,971,386
		2,645,724
ENERGY EQUIPMENT & SERVICES - 0.0%
Tenaris SA, ADR	2,808	89,322

ENTERTAINMENT - 1.0%
NetEase, Inc., ADR	20,526	2,004,159
Tencent Music Entertainment Group, ADR(a)	19,953	187,558
		2,191,717
FINANCIAL SERVICES - 0.4%
ORIX Corp., Sponsored ADR	9,564	913,744

GROUND TRANSPORTATION - 2.5%
Canadian National Railway Co.	24,563	3,046,794
Canadian Pacific Kansas City Ltd.	34,131	2,746,522
Full Truck Alliance Co. Ltd., Sponsored ADR(a)	13,236	83,122
		5,876,438
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Alcon, Inc.	21,215	$ 1,593,459
Koninklijke Philips N.V., Sponsored NYS(a)	33,341	704,495
Smith & Nephew PLC, Sponsored ADR	35,074	983,124
		3,281,078
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Fresenius Medical Care AG, ADR	19,842	382,951

HOTELS, RESTAURANTS & LEISURE - 1.6%
H World Group Ltd., ADR	4,256	135,213
InterContinental Hotels Group PLC, ADR	11,053	1,052,909
Restaurant Brands International, Inc.	16,471	1,286,056
Trip.com Group Ltd., ADR(a)	31,311	1,144,730
		3,618,908
HOUSEHOLD DURABLES - 1.6%
Sony Group Corp., Sponsored ADR	38,187	3,732,779

INSURANCE - 1.9%
Aegon Ltd., Sponsored NYS	40,717	235,344
Manulife Financial Corp.	78,061	1,725,929
Prudential PLC, ADR	39,765	822,340
Sun Life Financial, Inc.	30,709	1,592,569
		4,376,182
INTERACTIVE MEDIA & SERVICES - 0.7%
Baidu, Inc., Sponsored ADR(a)	14,941	1,573,437

IT SERVICES - 3.1%
CGI, Inc.(a)	15,838	1,771,005
Infosys Ltd., Sponsored ADR	114,277	2,269,541
Shopify, Inc., Class A(a)	32,032	2,564,802
Wipro Ltd., ADR	84,074	475,859
		7,081,207
LIFE SCIENCES TOOLS & SERVICES - 0.7%
QIAGEN N.V.(a)	35,528	1,551,161

MEDIA - 0.2%
WPP PLC, Sponsored ADR	8,225	398,254

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
METALS & MINING - 6.7%
Agnico Eagle Mines Ltd.	17,106	$ 840,931
ArcelorMittal SA, Sponsored NYS	6,743	185,230
Barrick Gold Corp., ADR	60,453	943,067
BHP Group Ltd., Sponsored ADR	72,932	4,464,897
Franco Nevada Corp.	7,796	843,917
Gold Fields Ltd., Sponsored ADR	25,340	375,032
Kinross Gold Corp.	44,170	243,377
POSCO Holdings, Inc., Sponsored ADR	14,835	1,157,130
Rio Tinto PLC, Sponsored ADR	33,377	2,312,025
Southern Copper Corp.	2,483	203,854
Teck Resources Ltd., Class B	10,567	422,786
Vale SA, Sponsored ADR	188,713	2,583,481
Wheaton Precious Metals Corp.	21,674	1,015,860
		15,591,587
MULTI-UTILITIES - 1.0%
Algonquin Power & Utilities Corp.	34,429	204,164
National Grid PLC, Sponsored ADR	32,053	2,164,539
		2,368,703
OIL, GAS & CONSUMABLE FUELS - 12.2%
BP PLC, Sponsored ADR	83,804	2,941,520
Cameco Corp.	14,821	707,703
Canadian Natural Resources, Ltd.	31,448	2,012,357
Cenovus Energy, Inc.	41,610	673,250
Cosan SA, ADR	2,880	42,566
Ecopetrol SA, Sponsored ADR	1,305	15,699
Enbridge, Inc.	80,466	2,856,543
Eni S.p.A., Sponsored ADR	41,989	1,341,549
Equinor ASA, Sponsored ADR	33,335	955,714
Imperial Oil Ltd.	9,942	573,554
Pembina Pipeline Corp.	22,471	773,677
Petroleo Brasileiro SA, Sponsored ADR	100,455	1,714,767
Shell PLC, ADR	100,666	6,332,898
Suncor Energy, Inc.	42,391	1,403,990
TC Energy Corp.	37,139	1,464,391
TotalEnergies SE, Sponsored ADR	66,848	4,357,153
		28,167,331
PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR(a)	23,870	248,248

	Shares	Value
PASSENGER AIRLINES - 0.3%
Ryanair Holdings PLC, Sponsored ADR	4,283	$ 572,209

PERSONAL CARE PRODUCTS - 2.9%
Haleon PLC, ADR	140,469	1,151,846
Unilever PLC, Sponsored ADR	113,168	5,510,150
		6,661,996
PROFESSIONAL SERVICES - 2.2%
RELX PLC, Sponsored ADR	81,378	3,364,980
Thomson Reuters Corp.	11,903	1,769,024
		5,134,004
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
FirstService Corp.	5,195	870,838
KE Holdings, Inc., ADR	17,454	247,323
		1,118,161
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.9%
ASE Industrial Holding Co. Ltd., ADR	49,515	459,994
ASML Holding N.V., Sponsored NYS	11,538	10,035,983
STMicroelectronics N.V., Sponsored NYS	22,037	972,273
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	194,108	21,926,440
United Microelectronics Corp., Sponsored ADR	145,630	1,122,807
		34,517,497
SOFTWARE - 2.6%
Open Text Corp.	10,729	467,892
SAP SE, Sponsored ADR	32,411	5,610,344
		6,078,236
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Logitech International SA	7,551	629,678

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Gildan Activewear, Inc.	7,126	235,229

TRANSPORTATION INFRASTRUCTURE - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	958	149,343

WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	20,849	332,125

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV, ADR	76,542	$ 1,381,583
Rogers Communications, Inc., Class B	18,214	850,776
Vodafone Group PLC, Sponsored ADR	76,436	657,350
		2,889,709
TOTAL COMMON STOCKS (COST $211,980,069)		225,034,584
MASTER LIMITED PARTNERSHIPS - 0.2%

MULTI-UTILITIES - 0.2%
Brookfield Infrastructure Partners LP	11,150	349,998

TOTAL MASTER LIMITED PARTNERSHIPS (COST $425,418)		349,998
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(b)	1,381,271	1,381,271
TOTAL MONEY MARKET FUND (COST $1,381,271)		1,381,271
PREFERRED STOCKS - 1.9%

BANKS - 0.8%
Bancolombia SA, Sponsored ADR, 10.32%(c)	3,257	102,465
Itau Unibanco Holding SA, Sponsored ADR (a)	251,070	1,657,062
		1,759,527
ELECTRIC UTILITIES - 0.1%
Centrais Eletricas Brasileiras SA, ADR, 3.20%(c)	21,750	202,493
ELECTRICAL EQUIPMENT - 0.1%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 1.18%(c)	6,207	261,129
	Shares	Value
METALS & MINING - 0.1%
Gerdau SA, Sponsored ADR, 8.93%(c)	37,863	$ 160,160
OIL, GAS & CONSUMABLE FUELS - 0.8%
Petroleo Brasileiro SA, Sponsored ADR, 2.42%(c)	119,761	1,964,080
TOTAL PREFERRED STOCKS (COST $3,913,740)		4,347,389
TOTAL INVESTMENTS (COST $217,700,498) - 99.9%		231,113,242

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		326,307
NET ASSETS - 100.0%		$ 231,439,549

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2024 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
LP — Limited Partnership
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SE — Societas Europaea
Tbk PT — Perseroan Terbatas

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP CORE FUND

The table below sets forth the diversification of the Steward Large Cap Core Fund investments by Industry.

Industry Diversification	Percent*
Software	15.2%
Health Care Providers & Services	7.6
Semiconductors & Semiconductor Equipment	7.3
Technology Hardware, Storage & Peripherals	7.2
Specialty Retail	6.9
Financial Services	5.8
Broadline Retail	3.7
Interactive Media & Services	3.5
Consumer Finance	3.4
Trading Companies & Distributors	3.2
Air Freight & Logistics	3.0
Capital Markets	2.2
Real Estate Management & Development	2.1
Biotechnology	2.1
Ground Transportation	2.0
Specialized Real Estate Investment Trusts	1.8
Machinery	1.8
Professional Services	1.8
Textiles, Apparel & Luxury Goods	1.6
Hotels, Restaurants & Leisure	1.6
Diversified Consumer Services	1.5
Beverages	1.4
Industry Diversification	Percent*
Communications Equipment	1.4%
Consumer Staples Distribution & Retail	1.2
Electrical Equipment	1.1
Building Products	1.0
Entertainment	1.0
Diversified Telecommunication Services	1.0
Containers & Packaging	1.0
IT Services	1.0
Electronic Equipment, Instruments & Components	0.9
Oil, Gas & Consumable Fuels	0.9
Food Products	0.8
Automobile Components	0.7
Money Market Fund	0.5
Insurance	0.5
Pharmaceuticals	0.2
Automobiles	0.2
Banks	0.2
Total Investments	100.3%

*	Percentages indicated are based on net assets as of January 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.8%

AIR FREIGHT & LOGISTICS - 3.0%
C.H. Robinson Worldwide, Inc.	11,000	$ 924,990
Expeditors International of Washington, Inc.	7,600	960,108
FedEx Corp.	3,600	868,644
		2,753,742
AUTOMOBILE COMPONENTS - 0.7%
BorgWarner, Inc.	18,700	633,930

AUTOMOBILES - 0.2%
Tesla, Inc.(a)	800	149,832

BANKS - 0.2%
JPMorgan Chase & Co.	800	139,488

BEVERAGES - 1.4%
Coca-Cola Co. (The)	21,800	1,296,882

BIOTECHNOLOGY - 2.1%
Amgen, Inc.	2,900	911,354
Gilead Sciences, Inc.	13,000	1,017,380
		1,928,734
BROADLINE RETAIL - 3.7%
Amazon.com, Inc.(a)	12,800	1,986,560
Kohl's Corp.	16,600	427,616
Macy's, Inc.	52,900	967,541
		3,381,717
BUILDING PRODUCTS - 1.0%
Owens Corning	6,200	939,486

CAPITAL MARKETS - 2.2%
Ameriprise Financial, Inc.	100	38,683
Bank of New York Mellon Corp. (The)	15,200	842,992
Janus Henderson Group PLC	32,000	920,320
XP, Inc., Class A	7,100	174,518
		1,976,513
COMMUNICATIONS EQUIPMENT - 1.4%
Cisco Systems, Inc.	25,700	1,289,626
	Shares	Value

CONSUMER FINANCE - 3.4%
American Express Co.	5,800	$ 1,164,292
OneMain Holdings, Inc.	18,300	871,080
Synchrony Financial	26,300	1,022,281
		3,057,653
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Target Corp.	7,600	1,057,008

CONTAINERS & PACKAGING - 1.0%
Berry Global Group, Inc.	14,000	916,440

DIVERSIFIED CONSUMER SERVICES - 1.5%
Grand Canyon Education, Inc.(a)	3,100	404,829
H&R Block, Inc.	20,200	946,168
		1,350,997
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc.	22,000	931,700

ELECTRICAL EQUIPMENT - 1.1%
Acuity Brands, Inc.	4,000	952,640

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Vontier Corp.	24,700	854,373

ENTERTAINMENT - 1.0%
Electronic Arts, Inc.	6,800	935,544

FINANCIAL SERVICES - 5.8%
Berkshire Hathaway, Inc., Class B(a)	1,400	537,236
Mastercard, Inc., Class A	3,900	1,751,997
MGIC Investment Corp.	9,400	186,496
Visa, Inc., Class A	6,800	1,858,168
Western Union Co. (The)	75,300	946,521
		5,280,418
FOOD PRODUCTS - 0.8%
General Mills, Inc.	11,400	739,974

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
GROUND TRANSPORTATION - 2.0%
Landstar System, Inc.	4,700	$ 901,084
Ryder System, Inc.	8,300	942,631
		1,843,715
HEALTH CARE PROVIDERS & SERVICES - 7.6%
Cardinal Health, Inc.	9,600	1,048,224
Cencora, Inc.	4,900	1,140,132
Cigna Group (The)	3,700	1,113,515
CVS Health Corp.	2,400	178,488
Elevance Health, Inc.	2,500	1,233,600
Humana, Inc.	2,800	1,058,568
McKesson Corp.	2,300	1,149,747
		6,922,274
HOTELS, RESTAURANTS & LEISURE - 1.6%
Booking Holdings, Inc.(a)	400	1,402,988

INSURANCE - 0.5%
Prudential Financial, Inc.	4,000	419,720

INTERACTIVE MEDIA & SERVICES - 3.5%
Alphabet, Inc., Class A(a)	16,600	2,325,660
Meta Platforms, Inc., Class A(a)	2,200	858,308
		3,183,968
IT SERVICES - 1.0%
Gartner, Inc.(a)	800	365,952
International Business Machines Corp.	2,900	532,614
		898,566
MACHINERY - 1.8%
AGCO Corp.	3,300	403,689
Deere & Co.	2,800	1,102,024
Otis Worldwide Corp.	1,700	150,348
		1,656,061
OIL, GAS & CONSUMABLE FUELS - 0.9%
Valero Energy Corp.	5,800	805,620

PHARMACEUTICALS - 0.2%
Eli Lilly & Co.	300	193,683

	Shares	Value
PROFESSIONAL SERVICES - 1.8%
ManpowerGroup, Inc.	9,600	$ 711,744
Robert Half, Inc.	11,700	930,618
		1,642,362
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
CBRE Group, Inc., Class A(a)	11,100	958,041
Jones Lang LaSalle, Inc.(a)	5,500	973,830
		1,931,871
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
Applied Materials, Inc.	7,000	1,150,100
Broadcom, Inc.	200	236,000
Cirrus Logic, Inc.(a)	10,600	818,320
Lam Research Corp.	1,300	1,072,721
NVIDIA Corp.	3,400	2,091,918
QUALCOMM, Inc.	8,600	1,277,186
		6,646,245
SOFTWARE - 15.2%
Adobe, Inc.(a)	2,500	1,544,450
Autodesk, Inc.(a)	3,500	888,335
Cadence Design Systems, Inc.(a)	3,100	894,226
Dropbox, Inc., Class A(a)	30,300	959,904
Microsoft Corp.	17,400	6,917,892
Palo Alto Networks, Inc.(a)	700	236,957
Salesforce, Inc.(a)	5,000	1,405,450
Synopsys, Inc.(a)	1,900	1,013,365
		13,860,579
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.8%
Equinix, Inc.	1,300	1,078,701
Iron Mountain, Inc.	8,700	587,424
		1,666,125
SPECIALTY RETAIL - 6.9%
Best Buy Co., Inc.	10,000	724,900
Gap, Inc. (The)	49,100	917,679
Home Depot, Inc. (The)	4,700	1,658,912
Lowe’s Cos., Inc.	5,100	1,085,484
TJX Cos., Inc. (The)	10,400	987,064
Williams-Sonoma, Inc.	4,700	908,933
		6,282,972

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.2%
Apple, Inc.	25,300	$ 4,665,320
Hewlett Packard Enterprise Co.	60,200	920,458
HP, Inc.	33,600	964,656
		6,550,434
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
Carter's, Inc.	4,700	355,508
Deckers Outdoor Corp.(a)	1,200	904,476
PVH Corp.	1,200	144,312
		1,404,296
TRADING COMPANIES & DISTRIBUTORS - 3.2%
Ferguson PLC	5,300	995,658
W.W. Grainger, Inc.	1,000	895,640
WESCO International, Inc.	5,600	971,712
		2,863,010
TOTAL COMMON STOCKS (COST $78,319,886)		90,741,186
	Shares	Value
MONEY MARKET FUND - 0.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(b)	468,898	$ 468,898
TOTAL MONEY MARKET FUND (COST $468,898)		468,898
TOTAL INVESTMENTS (COST $78,788,784) - 100.3%		91,210,084

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(247,144)
NET ASSETS - 100.0%		$ 90,962,940

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

The table below sets forth the diversification of the Steward Large Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	22.0%
Technology Hardware, Storage & Peripherals	12.3
Semiconductors & Semiconductor Equipment	10.5
Specialty Retail	8.2
Interactive Media & Services	8.0
Health Care Providers & Services	7.4
Financial Services	6.4
Broadline Retail	4.8
Specialized Real Estate Investment Trusts	3.6
Air Freight & Logistics	2.1
Trading Companies & Distributors	1.8
Pharmaceuticals	1.3
Textiles, Apparel & Luxury Goods	1.2
Automobiles	1.1
Diversified Consumer Services	1.0
Electronic Equipment, Instruments & Components	0.9
Industry Diversification	Percent*
Machinery	0.9%
Ground Transportation	0.9
Retail Real Estate Investment Trusts	0.9
Professional Services	0.9
Containers & Packaging	0.9
Real Estate Management & Development	0.8
Consumer Finance	0.6
Consumer Staples Distribution & Retail	0.5
Capital Markets	0.5
Household Durables	0.3
Money Market Fund	0.3
Total Investments	100.1%

*	Percentages indicated are based on net assets as of January 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.8%

AIR FREIGHT & LOGISTICS - 2.1%
C.H. Robinson Worldwide, Inc.	12,000	$ 1,009,080
Expeditors International of Washington, Inc.	7,900	998,007
		2,007,087
AUTOMOBILES - 1.1%
Tesla, Inc.(a)	5,900	1,105,011

BROADLINE RETAIL - 4.8%
Amazon.com, Inc.(a)	30,100	4,671,520

CAPITAL MARKETS - 0.5%
Ameriprise Financial, Inc.	900	348,147
XP, Inc., Class A	5,200	127,816
		475,963
CONSUMER FINANCE - 0.6%
Synchrony Financial	15,300	594,711

CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
Costco Wholesale Corp.	400	277,952
Target Corp.	1,700	236,436
		514,388
CONTAINERS & PACKAGING - 0.9%
Berry Global Group, Inc.	12,900	844,434

DIVERSIFIED CONSUMER SERVICES - 1.0%
H&R Block, Inc.	21,700	1,016,428

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Vontier Corp.	26,600	920,094

FINANCIAL SERVICES - 6.4%
Mastercard, Inc., Class A	5,500	2,470,765
Visa, Inc., Class A	10,100	2,759,926
Western Union Co. (The)	81,500	1,024,455
		6,255,146
GROUND TRANSPORTATION - 0.9%
Landstar System, Inc.	4,700	901,084

HEALTH CARE PROVIDERS & SERVICES - 7.4%
Cardinal Health, Inc.	10,000	1,091,900
Cencora, Inc.	5,200	1,209,936
Cigna Group (The)	3,400	1,023,230
	Shares	Value
DaVita, Inc.(a)	4,700	$ 508,352
Elevance Health, Inc.	2,200	1,085,568
Humana, Inc.	3,000	1,134,180
McKesson Corp.	2,300	1,149,747
		7,202,913
HOUSEHOLD DURABLES - 0.3%
TopBuild Corp.(a)	900	332,217

INTERACTIVE MEDIA & SERVICES - 8.0%
Alphabet, Inc., Class A(a)	37,800	5,295,780
Meta Platforms, Inc., Class A(a)	6,400	2,496,896
		7,792,676
MACHINERY - 0.9%
Otis Worldwide Corp.	10,300	910,932

PHARMACEUTICALS - 1.3%
Eli Lilly & Co.	1,900	1,226,659

PROFESSIONAL SERVICES - 0.9%
Robert Half, Inc.	10,900	866,986

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
CBRE Group, Inc., Class A(a)	9,400	811,314

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.9%
Simon Property Group, Inc.	6,500	900,965

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.5%
Applied Materials, Inc.	8,500	1,396,550
Broadcom, Inc.	900	1,062,000
Lam Research Corp.	1,600	1,320,272
NVIDIA Corp.	8,000	4,922,160
QUALCOMM, Inc.	10,800	1,603,908
		10,304,890
SOFTWARE - 22.0%
Adobe, Inc.(a)	3,400	2,100,452
Autodesk, Inc.(a)	4,800	1,218,288
Cadence Design Systems, Inc.(a)	3,000	865,380
Dropbox, Inc., Class A(a)	33,400	1,058,112
Microsoft Corp.	31,200	12,404,496
Palo Alto Networks, Inc.(a)	2,600	880,126
Salesforce, Inc.(a)	6,100	1,714,649
Splunk, Inc.(a)	700	107,359
Synopsys, Inc.(a)	2,200	1,173,370
		21,522,232

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 3.6%
American Tower Corp.	6,900	$ 1,349,985
Equinix, Inc.	1,400	1,161,678
Iron Mountain, Inc.	15,300	1,033,056
		3,544,719
SPECIALTY RETAIL - 8.2%
Best Buy Co., Inc.	13,800	1,000,362
Dick's Sporting Goods, Inc.	6,800	1,013,676
Home Depot, Inc. (The)	6,900	2,435,424
Lowe’s Cos., Inc.	6,100	1,298,324
TJX Cos., Inc. (The)	13,600	1,290,776
Williams-Sonoma, Inc.	5,000	966,950
		8,005,512
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 12.3%
Apple, Inc.	54,400	10,031,360
HP, Inc.	34,900	1,001,979
NetApp, Inc.	11,300	985,360
		12,018,699
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
Deckers Outdoor Corp.(a)	1,500	1,130,595

TRADING COMPANIES & DISTRIBUTORS - 1.8%
Ferguson PLC	5,200	976,872
W.W. Grainger, Inc.	900	806,076
		1,782,948
TOTAL COMMON STOCKS (COST $80,017,038)		97,660,123
	Shares	Value
MONEY MARKET FUND - 0.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(b)	240,852	$ 240,852
TOTAL MONEY MARKET FUND (COST $240,852)		240,852
TOTAL INVESTMENTS (COST $80,257,890) - 100.1%		97,900,975

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(60,369)
NET ASSETS - 100.0%		$ 97,840,606

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP VALUE FUND

The table below sets forth the diversification of the Steward Large Cap Value Fund investments by Industry.

Industry Diversification	Percent*
Health Care Providers & Services	8.2%
Banks	8.2
Capital Markets	6.7
Financial Services	6.7
Oil, Gas & Consumable Fuels	5.7
Semiconductors & Semiconductor Equipment	4.2
Specialty Retail	3.9
Consumer Finance	3.9
Insurance	3.6
Building Products	3.5
Air Freight & Logistics	3.3
Specialized Real Estate Investment Trusts	3.2
Software	2.8
Biotechnology	2.8
Ground Transportation	2.4
Consumer Staples Distribution & Retail	2.2
Textiles, Apparel & Luxury Goods	2.1
Diversified Telecommunication Services	2.0
Containers & Packaging	1.9
Communications Equipment	1.9
Technology Hardware, Storage & Peripherals	1.9
Industry Diversification	Percent*
IT Services	1.8%
Household Products	1.8
Professional Services	1.8
Diversified Consumer Services	1.6
Beverages	1.6
Media	1.3
Metals & Mining	1.3
Trading Companies & Distributors	1.2
Retail Real Estate Investment Trusts	1.1
Machinery	1.0
Broadline Retail	1.0
Real Estate Management & Development	1.0
Food Products	1.0
Automobile Components	0.6
Money Market Fund	0.5
Electronic Equipment, Instruments & Components	0.5
Total Investments	100.2%

*	Percentages indicated are based on net assets as of January 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.7%

AIR FREIGHT & LOGISTICS - 3.3%
C.H. Robinson Worldwide, Inc.	9,400	$ 790,446
Expeditors International of Washington, Inc.	6,600	833,778
FedEx Corp.	4,000	965,160
		2,589,384
AUTOMOBILE COMPONENTS - 0.6%
BorgWarner, Inc.	14,200	481,380

BANKS - 8.2%
Bank of America Corp.	50,100	1,703,901
JPMorgan Chase & Co.	15,800	2,754,888
PNC Financial Services Group, Inc. (The)	6,700	1,013,107
Truist Financial Corp.	25,900	959,854
		6,431,750
BEVERAGES - 1.6%
Coca-Cola Co. (The)	20,900	1,243,341

BIOTECHNOLOGY - 2.8%
Amgen, Inc.	3,200	1,005,632
Gilead Sciences, Inc.	15,000	1,173,900
		2,179,532
BROADLINE RETAIL - 1.0%
Kohl's Corp.	3,900	100,464
Nordstrom, Inc.	37,600	682,440
		782,904
BUILDING PRODUCTS - 3.5%
Carrier Global Corp.	17,400	951,954
Owens Corning	5,600	848,568
Trane Technologies PLC	3,700	932,585
		2,733,107
CAPITAL MARKETS - 6.7%
Ameriprise Financial, Inc.	2,000	773,660
Bank of New York Mellon Corp. (The)	16,200	898,452
BlackRock, Inc.	1,600	1,238,896
Janus Henderson Group PLC	27,000	776,520
Moody's Corp.	2,100	823,284
XP, Inc., Class A	32,200	791,476
		5,302,288
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.9%
Cisco Systems, Inc.	30,400	$ 1,525,472

CONSUMER FINANCE - 3.9%
American Express Co.	5,700	1,144,218
Capital One Financial Corp.	7,600	1,028,432
Synchrony Financial	23,000	894,010
		3,066,660
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
Kroger Co. (The)	17,700	816,678
US Foods Holding Corp.(a)	16,500	759,165
Walmart, Inc.	800	132,200
		1,708,043
CONTAINERS & PACKAGING - 1.9%
Amcor PLC	83,200	784,576
Berry Global Group, Inc.	11,400	746,244
		1,530,820
DIVERSIFIED CONSUMER SERVICES - 1.6%
Grand Canyon Education, Inc.(a)	5,100	666,009
H&R Block, Inc.	12,600	590,184
		1,256,193
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
Verizon Communications, Inc.	36,400	1,541,540

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Vontier Corp.	10,800	373,572

FINANCIAL SERVICES - 6.7%
Berkshire Hathaway, Inc., Class B(a)	5,100	1,957,074
Fiserv, Inc.(a)	7,200	1,021,464
MGIC Investment Corp.	33,700	668,608
PayPal Holdings, Inc.(a)	13,100	803,685
Western Union Co. (The)	64,200	806,994
		5,257,825
FOOD PRODUCTS - 1.0%
General Mills, Inc.	11,600	752,956

GROUND TRANSPORTATION - 2.4%
CSX Corp.	29,000	1,035,300

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
Landstar System, Inc.	300	$ 57,516
Ryder System, Inc.	7,100	806,347
		1,899,163
HEALTH CARE PROVIDERS & SERVICES - 8.2%
Cardinal Health, Inc.	8,000	873,520
Cencora, Inc.	3,500	814,380
Cigna Group (The)	3,700	1,113,515
CVS Health Corp.	7,100	528,027
Elevance Health, Inc.	2,500	1,233,600
Humana, Inc.	2,400	907,344
McKesson Corp.	2,000	999,780
		6,470,166
HOUSEHOLD PRODUCTS - 1.8%
Colgate-Palmolive Co.	12,500	1,052,500
Procter & Gamble Co. (The)	2,400	377,136
		1,429,636
INSURANCE - 3.6%
Aflac, Inc.	11,700	986,778
Hartford Financial Services Group, Inc. (The)	9,000	782,640
MetLife, Inc.	14,000	970,480
Unum Group	2,200	106,348
		2,846,246
IT SERVICES - 1.8%
International Business Machines Corp.	7,800	1,432,548

MACHINERY - 1.0%
Deere & Co.	2,100	826,518

MEDIA - 1.3%
Comcast Corp., Class A	22,400	1,042,496

METALS & MINING - 1.3%
Nucor Corp.	1,400	261,702
Reliance Steel & Aluminum Co.	2,600	742,092
		1,003,794
OIL, GAS & CONSUMABLE FUELS - 5.7%
Chevron Corp.	1,400	206,402
ConocoPhillips	3,000	335,610
	Shares	Value
Exxon Mobil Corp.	8,200	$ 843,042
Marathon Petroleum Corp.	6,200	1,026,720
Phillips 66	7,600	1,096,756
Valero Energy Corp.	6,900	958,410
		4,466,940
PROFESSIONAL SERVICES - 1.8%
ManpowerGroup, Inc.	8,100	600,534
Robert Half, Inc.	10,200	811,308
		1,411,842
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
CBRE Group, Inc., Class A(a)	8,800	759,528
Jones Lang LaSalle, Inc.(a)	100	17,706
		777,234
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.1%
Simon Property Group, Inc.	6,100	845,521

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
Applied Materials, Inc.	5,200	854,360
Cirrus Logic, Inc.(a)	9,100	702,520
Lam Research Corp.	1,000	825,170
QUALCOMM, Inc.	6,000	891,060
		3,273,110
SOFTWARE - 2.8%
Dropbox, Inc., Class A(a)	13,500	427,680
Salesforce, Inc.(a)	3,900	1,096,251
Synopsys, Inc.(a)	1,300	693,355
		2,217,286
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 3.2%
American Tower Corp.	700	136,955
Equinix, Inc.	1,200	995,724
Iron Mountain, Inc.	11,700	789,984
Weyerhaeuser Co.	18,300	599,691
		2,522,354
SPECIALTY RETAIL - 3.9%
Best Buy Co., Inc.	10,300	746,647
Gap, Inc. (The)	31,900	596,211

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
Lowe’s Cos., Inc.	4,300	$ 915,212
Williams-Sonoma, Inc.	4,200	812,238
		3,070,308
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.9%
Hewlett Packard Enterprise Co.	43,500	665,115
HP, Inc.	29,300	841,203
		1,506,318
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
Deckers Outdoor Corp.(a)	1,100	829,103
PVH Corp.	6,900	829,794
		1,658,897
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Ferguson PLC	4,900	920,514

TOTAL COMMON STOCKS (COST $69,296,780)		78,377,658
	Shares	Value
MONEY MARKET FUND - 0.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(b)	410,273	$ 410,273
TOTAL MONEY MARKET FUND (COST $410,273)		410,273
TOTAL INVESTMENTS (COST $69,707,053) - 100.2%		78,787,931

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(145,043)
NET ASSETS - 100.0%		$ 78,642,888

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	27.2%
U.S. Treasury Obligations	5.6
Semiconductors & Semiconductor Equipment	4.1
Software	4.0
Consumer Staples Distribution & Retail	4.0
Aerospace & Defense	4.0
Specialty Retail	3.2
U.S. Government Agency Mortgage-Backed Obligations	3.2
Capital Markets	2.8
Health Care Providers & Services	2.6
Municipal Bonds	2.6
Household Products	2.6
IT Services	2.5
Oil, Gas & Consumable Fuels	2.4
Financial Services	2.4
Hotels, Restaurants & Leisure	2.4
Textiles, Apparel & Luxury Goods	2.3
Consumer Finance	2.1
Money Market Fund	2.0
Industry Diversification	Percent*
Air Freight & Logistics	2.0%
Media	1.6
Food Products	1.6
Technology Hardware, Storage & Peripherals	1.3
Banks	1.0
Broadline Retail	1.0
Machinery	1.0
Entertainment	1.0
Electric Utilities	1.0
Communications Equipment	1.0
Beverages	1.0
Trading Companies & Distributors	1.0
Industrial Conglomerates	1.0
Chemicals	0.9
Diversified Telecommunication Services	0.5
Insurance	0.2
Total Investments	99.1%

*	Percentages indicated are based on net assets as of January 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 58.5%

AEROSPACE & DEFENSE - 4.0%
General Dynamics Corp., 3.75%, 5/15/28	$ 2,000,000	$ 1,954,012
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,090,105
Lockheed Martin Corp., 3.55%, 1/15/26, (Callable 10/15/25 @ 100)	1,000,000	982,261
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,598,527
		7,624,905
AIR FREIGHT & LOGISTICS - 2.0%
United Parcel Service, Inc., 3.05%, 11/15/27	1,000,000	954,763
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	833,121
United Parcel Service, Inc., 3.90%, 4/1/25	2,000,000	1,980,005
		3,767,889
BANKS - 1.0%
Bank of America Corp., 4.45%, 3/3/26	2,000,000	1,981,878

BEVERAGES - 1.0%
Coca-Cola Co. (The), 3.45%, 3/25/30	2,000,000	1,901,581

BROADLINE RETAIL - 1.0%
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	2,000,000	1,980,991

CAPITAL MARKETS - 2.8%
Charles Schwab Corp. (The), 2.00%, 3/20/28	2,000,000	1,788,481
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27(a)	1,000,000	929,458
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,547,340
Morgan Stanley, 4.00%, 7/23/25	1,000,000	987,226
		5,252,505
CHEMICALS - 0.9%
Sherwin-Williams Co. (The), 2.95%, 8/15/29	1,000,000	914,559
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	799,702
		1,714,261
COMMUNICATIONS EQUIPMENT - 1.0%
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	2,000,000	1,910,167

CONSUMER FINANCE - 2.1%
American Express Co., 4.05%, 5/3/29	3,000,000	2,959,794
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	959,163
		3,918,957
	Principal Amount	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.0%
Sysco Corp., 3.25%, 7/15/27	$ 2,000,000	$ 1,909,050
Target Corp., 3.50%, 7/1/24	2,000,000	1,984,569
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	1,820,435
Walmart, Inc., 3.25%, 7/8/29	2,000,000	1,918,464
		7,632,518
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Verizon Communications, Inc., 4.50%, 8/10/33	1,000,000	966,231

ELECTRIC UTILITIES - 1.0%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,922,589

ENTERTAINMENT - 1.0%
Walt Disney Co. (The), 3.80%, 3/22/30	2,000,000	1,928,804

FINANCIAL SERVICES - 2.4%
Citigroup, Inc., 4.40%, 6/10/25	1,000,000	988,538
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,090,601
JPMorgan Chase & Co, 4.25%, 10/1/27	500,000	493,700
PayPal Holdings, Inc., 4.40%, 6/1/32	2,000,000	1,971,266
		4,544,105
FOOD PRODUCTS - 1.6%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,970,574
General Mills, Inc., 4.95%, 3/29/33	1,000,000	1,000,990
		2,971,564
HEALTH CARE PROVIDERS & SERVICES - 2.6%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,065,977
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	1,979,989
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	992,883
		5,038,849
HOTELS, RESTAURANTS & LEISURE - 2.4%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	945,688
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,958,229
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,585,064
		4,488,981
HOUSEHOLD PRODUCTS - 2.6%
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	1,997,734
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	932,741
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,966,572
		4,897,047

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES - 1.0%
3M Co., 2.88%, 10/15/27	$ 2,000,000	$ 1,881,666

INSURANCE - 0.2%
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	500,000	466,871

IT SERVICES - 2.5%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	975,985
Mastercard, Inc., 3.38%, 4/1/24	2,000,000	1,993,005
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	1,839,920
		4,808,910
MACHINERY - 1.0%
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	1,972,797

MEDIA - 1.6%
Comcast Corp., 3.70%, 4/15/24	3,000,000	2,989,208

OIL, GAS & CONSUMABLE FUELS - 2.4%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,756,750
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,901,674
		4,658,424
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,910,052
NVIDIA Corp., 2.85%, 4/1/30	2,000,000	1,837,125
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,033,467
		7,780,644
SOFTWARE - 4.0%
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	3,000,000	2,952,498
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,824,194
Oracle Corp., 3.25%, 11/15/27	2,000,000	1,899,429
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	980,262
		7,656,383
SPECIALTY RETAIL - 3.2%
Home Depot, Inc. (The), 3.75%, 2/15/24	2,000,000	1,998,374
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,217,985
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,921,003
		6,137,362
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.3%
Apple, Inc., 1.65%, 5/11/30	2,000,000	1,709,654
Apple, Inc., 3.45%, 2/9/45	1,000,000	827,202
		2,536,856
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,747,613
	Principal Amount	Value
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	$ 1,000,000	$ 906,971
Tapestry, Inc., 4.13%, 7/15/27	689,000	655,156
		4,309,740
TRADING COMPANIES & DISTRIBUTORS - 1.0%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,884,390

TOTAL CORPORATE BONDS (COST $119,352,376)		111,527,073
MUNICIPAL BONDS - 2.6%

LOUISIANA - 0.1%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A,1.59%,6/15/30	100,000	84,608

TEXAS - 1.7%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	865,561
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,028,967
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	717,709
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31	100,000	85,655
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	474,603
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	84,983
		3,257,478
CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B,1.79%,11/1/30	500,000	424,469

CONNECTICUT - 0.1%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,1.50%,6/1/27	200,000	183,206

TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond,2.13%,7/1/32	1,215,000	996,845

TOTAL MUNICIPAL BONDS (COST $5,997,657)		4,946,606

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 27.2%
Federal Farm Credit Bank
3.00%, 11/25/30	$ 1,000,000	$ 933,426
5.38%, 6/20/28	1,000,000	995,709
		1,929,135
Federal Home Loan Bank
0.75%, 8/25/28(b)	1,350,000	1,212,857
0.75%, 9/30/27(b)	800,000	739,738
0.80%, 3/8/27	1,000,000	902,353
0.85%, 2/26/26, (Callable 2/26/24 @ 100)	1,000,000	931,500
0.85%, 9/30/26(b)	2,000,000	1,856,623
0.88%, 3/23/26	1,000,000	929,445
0.90%, 12/1/27	2,000,000	1,776,910
1.00%, 4/13/26, (Callable 4/13/24 @ 100) (b)	1,000,000	946,221
1.00%, 7/29/26	1,000,000	922,088
1.00%, 3/16/27	2,000,000	1,815,087
1.07%, 1/25/30	1,000,000	832,429
1.20%, 3/30/26(b)	1,000,000	943,487
1.50%, 4/29/31, (Callable 4/29/24 @ 100) (b)	730,769	652,089
1.75%, 7/29/26	1,000,000	939,880
2.63%, 3/10/27, (Callable 3/10/24 @ 100) (b)	1,000,000	978,027
2.75%, 2/22/34	1,000,000	845,229
3.00%, 2/24/37, (Callable 2/9/24 @ 100)	1,000,000	815,324
3.10%, 5/10/27	1,000,000	963,516
3.50%, 5/24/27(b)	1,000,000	985,915
3.65%, 5/26/27	1,000,000	977,433
5.00%, 12/11/28	2,000,000	2,005,605
5.02%, 1/17/29	2,000,000	2,000,886
5.17%, 7/27/27	2,000,000	1,997,297
5.25%, 1/22/29	2,000,000	1,998,600
5.40%, 1/28/28	500,000	497,891
5.55%, 3/8/28	1,000,000	996,611
		30,463,041
Federal Home Loan Mortgage Corp.
0.80%, 10/27/26	1,000,000	909,765
1.05%, 7/21/28	1,000,000	875,286
2.00%, 12/24/24	1,000,000	972,417
5.00%, 8/15/25(b)	1,000,000	999,490
5.00%, 9/27/24	1,000,000	999,773
5.15%, 10/17/24	1,000,000	997,409
5.20%, 2/24/26	1,000,000	999,962
5.50%, 5/1/26	1,500,000	1,497,990
5.50%, 12/15/27	2,000,000	1,993,314
6.00%, 7/27/28	2,000,000	1,996,287
	Principal Amount	Value
6.00%, 8/28/28	$ 1,500,000	$ 1,498,492
6.00%, 9/28/28	1,000,000	998,342
		14,738,527
Federal National Mortgage Association
0.40%, 10/29/24	1,000,000	966,669
0.55%, 8/19/25	1,000,000	942,466
0.56%, 10/28/25	1,000,000	934,038
0.58%, 8/25/25	1,000,000	942,308
0.60%, 8/28/25	1,000,000	942,322
		4,727,803
TOTAL U.S. GOVERNMENT AGENCIES (COST $54,358,418)		51,858,506
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.2%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	608,122	587,935
3.50%, 2/1/34	139,972	136,783
3.50%, 10/1/49	217,108	200,549
3.50%, 12/15/48	355,444	339,113
4.00%, 12/15/25	2,500,000	2,461,106
5.00%, 11/1/37	2,079	2,101
5.25% (H15T1Y + 225 bps), 5/1/36(a)	8,141	8,124
6.00%, 3/1/38	12,816	13,355
6.04% (RFUCCT1Y + 179 bps), 10/1/37(a)	7,450	7,416
		3,756,482
Federal National Mortgage Association
1.50%, 11/25/44	1,437,162	1,242,567
3.50%, 2/1/43	127,490	119,072
3.50%, 4/1/48	360,404	337,325
4.00%, 9/1/33	97,244	95,168
4.00%, 10/1/46	253,015	243,409
5.57% (RFUCCT1Y + 182 bps), 5/1/36(a)	30,545	30,375
5.88% (SOFR30A + 53 bps), 11/25/36(a)	23,969	23,587
6.00%, 6/1/36	75,621	75,735
6.00%, 9/1/36	8,234	8,170
6.00%, 5/1/37	19,895	20,249
6.29% (RFUCCT1Y + 204 bps), 10/1/36(a)	14,267	14,325
		2,209,982
Government National Mortgage Association
3.63% (H15T1Y + 150 bps), 1/20/39(a)	8,338	8,128
4.50%, 6/15/40	54,026	53,646
4.50%, 8/20/38	25,771	25,083
5.00%, 5/20/40	30,792	30,769

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
5.50%, 12/20/38	$ 1,414	$ 1,425
6.00%, 10/15/37	15,575	16,282
6.00%, 6/15/37	16,520	17,050
6.50%, 10/20/38	1,588	1,592
		153,975
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $6,574,589)		6,120,439
U.S. TREASURY OBLIGATIONS - 5.6%
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,269,453
U.S. Treasury Inflationary Index Note, 0.38%, 1/15/27	1,271,120	1,216,452
U.S. Treasury Notes
1.63%, 11/30/26	1,000,000	936,680
1.75%, 11/15/29	1,000,000	893,476
4.00%, 10/31/29	2,000,000	2,008,594
4.13%, 11/15/32	1,000,000	1,013,125
4.25%, 9/30/24	250,000	248,769
4.50%, 7/15/26	1,000,000	1,009,336
5.00%, 8/31/25	2,000,000	2,018,516
		8,128,496
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,461,874)		10,614,401

	Shares	Value
MONEY MARKET FUND - 2.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(c)	3,815,301	$ 3,815,301
TOTAL MONEY MARKET FUND (COST $3,815,301)		3,815,301
	Shares	Value
TOTAL INVESTMENTS (COST $201,560,215) - 99.1%		$ 188,882,326

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		1,760,264
NET ASSETS - 100.0%		$ 190,642,590

(a)	Variable rate security. The interest rate shown represents the rate in effect at January 31, 2024. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of January 31, 2024.
(c)	7-day current yield as of January 31, 2024 is disclosed.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T1Y — 1 Year Treasury Constant Maturity Rate
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback
SOFR30A — 30 Day Secured Overnight Financing Rate

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

The table below sets forth the diversification of the Steward Small Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	15.4%
Health Care Equipment & Supplies	6.6
Health Care Providers & Services	6.6
Professional Services	3.9
Pharmaceuticals	3.8
Oil, Gas & Consumable Fuels	3.4
Building Products	3.4
Machinery	3.4
Financial Services	2.8
Electrical Equipment	2.6
Food Products	2.6
Money Market Fund	2.5
Commercial Services & Supplies	2.3
Specialty Retail	2.2
Semiconductors & Semiconductor Equipment	2.1
Electronic Equipment, Instruments & Components	2.1
Independent Power and Renewable Electricity Producers	2.0
Hotels, Restaurants & Leisure	2.0
Technology Hardware, Storage & Peripherals	2.0
Automobile Components	1.8
Aerospace & Defense	1.7
Ground Transportation	1.6
Biotechnology	1.6
Specialized Real Estate Investment Trusts	1.6
Industry Diversification	Percent*
Health Care Technology	1.5%
Consumer Staples Distribution & Retail	1.5
Insurance	1.5
Capital Markets	1.3
Entertainment	1.3
IT Services	1.2
Personal Care Products	1.0
Real Estate Management & Development	1.0
Containers & Packaging	1.0
Diversified Telecommunication Services	0.9
Textiles, Apparel & Luxury Goods	0.9
Life Sciences Tools & Services	0.8
Water Utilities	0.8
Leisure Products	0.8
Interactive Media & Services	0.7
Beverages	0.7
Chemicals	0.6
Diversified Consumer Services	0.6
Energy Equipment & Services	0.6
Household Durables	0.5
Metals & Mining	0.4
Air Freight & Logistics	0.4
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 97.5%

AEROSPACE & DEFENSE - 1.7%
AeroVironment, Inc.(a)	2,300	$ 277,472
Spirit AeroSystems Holdings, Inc., Class A(a)	7,000	192,220
		469,692
AIR FREIGHT & LOGISTICS - 0.4%
Forward Air Corp.	2,661	117,962

AUTOMOBILE COMPONENTS - 1.8%
Atmus Filtration Technologies, Inc.(a)	12,010	268,183
Visteon Corp.(a)	1,976	227,813
		495,996
BEVERAGES - 0.7%
Vita Coco Co., Inc. (The)(a)	9,690	190,796

BIOTECHNOLOGY - 1.6%
Bioxcel Therapeutics, Inc.(a)	12,000	38,640
Natera, Inc.(a)	6,092	401,707
		440,347
BUILDING PRODUCTS - 3.4%
Simpson Manufacturing Co., Inc.	2,400	434,376
Tecnoglass, Inc.	6,595	303,436
UFP Industries, Inc.	1,857	210,677
		948,489
CAPITAL MARKETS - 1.3%
Cboe Global Markets, Inc.	2,062	379,099

CHEMICALS - 0.6%
Aspen Aerogels, Inc.(a)	15,710	176,423

COMMERCIAL SERVICES & SUPPLIES - 2.3%
Casella Waste Systems, Inc., Class A(a)	4,986	425,505
Vestis Corp.	10,000	214,000
		639,505
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
Sprouts Farmers Market, Inc.(a)	8,500	428,145

CONTAINERS & PACKAGING - 1.0%
AptarGroup, Inc.	2,182	283,398

DIVERSIFIED CONSUMER SERVICES - 0.6%
Duolingo, Inc.(a)	950	169,946

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Iridium Communications, Inc.	7,154	259,404
	Shares	Value

ELECTRICAL EQUIPMENT - 2.6%
Bloom Energy Corp., Class A(a)	11,790	$ 133,463
NEXTracker, Inc., Class A(a)	6,720	304,214
nVent Electric PLC	5,014	301,041
		738,718
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
Fabrinet (a)	1,816	387,734
Novanta, Inc.(a)	1,302	201,224
		588,958
ENERGY EQUIPMENT & SERVICES - 0.6%
Noble Corp. PLC	3,592	158,515

ENTERTAINMENT - 1.3%
TKO Group Holdings, Inc.	4,249	355,599

FINANCIAL SERVICES - 2.8%
AvidXchange Holdings, Inc.(a)	19,000	208,240
International Money Express, Inc.(a)	7,668	157,961
Shift4 Payments, Inc., Class A(a)	5,732	411,615
		777,816
FOOD PRODUCTS - 2.6%
Calavo Growers, Inc.	10,287	268,388
Flowers Foods, Inc.	8,045	183,426
Lancaster Colony Corp.	1,511	277,691
		729,505
GROUND TRANSPORTATION - 1.6%
Landstar System, Inc.	2,370	454,376

HEALTH CARE EQUIPMENT & SUPPLIES - 6.6%
Inmode Ltd.(a)	8,168	193,500
Inspire Medical Systems, Inc.(a)	1,352	285,096
PROCEPT BioRobotics Corp.(a)	11,514	533,098
RxSight, Inc.(a)	7,100	323,121
Shockwave Medical, Inc.(a)	2,386	539,833
		1,874,648
HEALTH CARE PROVIDERS & SERVICES - 6.6%
Ensign Group, Inc. (The)	3,250	367,965
HealthEquity, Inc.(a)	5,170	390,748
Joint Corp. (The)(a)	7,000	68,320
NeoGenomics, Inc.(a)	13,188	195,842
Option Care Health, Inc.(a)	10,611	331,488
Progyny, Inc.(a)	6,000	228,540
R1 RCM, Inc.(a)	26,197	268,257
		1,851,160

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
HEALTH CARE TECHNOLOGY - 1.5%
Doximity, Inc., Class A(a)	9,200	$ 247,940
Health Catalyst, Inc.(a)	18,811	183,784
		431,724
HOTELS, RESTAURANTS & LEISURE - 2.0%
First Watch Restaurant Group, Inc.(a)	13,966	299,710
Papa John's International, Inc.	3,649	268,129
		567,839
HOUSEHOLD DURABLES - 0.5%
Lovesac (The), Co.(a)	5,730	132,707

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 2.0%
Clearway Energy, Inc., Class C	8,340	202,162
Vistra Corp.	9,000	369,270
		571,432
INSURANCE - 1.5%
Kinsale Capital Group, Inc.	771	306,526
Trupanion, Inc.(a)	4,050	110,160
		416,686
INTERACTIVE MEDIA & SERVICES - 0.7%
Cars.com, Inc.(a)	11,204	195,286

IT SERVICES - 1.2%
DigitalOcean Holdings, Inc.(a)	10,324	348,125

LEISURE PRODUCTS - 0.8%
YETI Holdings, Inc.(a)	5,000	219,850

LIFE SCIENCES TOOLS & SERVICES - 0.8%
Medpace Holdings, Inc.(a)	810	236,180

MACHINERY - 3.4%
Chart Industries, Inc.(a)	2,223	259,468
Donaldson Co., Inc.	5,910	381,727
ESCO Technologies, Inc.	3,000	305,610
		946,805
METALS & MINING - 0.4%
MP Materials Corp.(a)	7,667	121,215

OIL, GAS & CONSUMABLE FUELS - 3.4%
Gulfport Energy Corp.(a)	2,646	335,777
Magnolia Oil & Gas Corp., Class A	16,034	330,621
Matador Resources Co.	5,141	282,190
		948,588
PERSONAL CARE PRODUCTS - 1.0%
elf Beauty, Inc.(a)	1,843	294,014
	Shares	Value

PHARMACEUTICALS - 3.8%
Amphastar Pharmaceuticals, Inc.(a)	8,353	$ 445,716
Intra-Cellular Therapies, Inc.(a)	5,500	370,370
Pacira BioSciences, Inc.(a)	8,200	267,238
		1,083,324
PROFESSIONAL SERVICES - 3.9%
CACI International, Inc., Class A(a)	791	271,890
Paycor HCM, Inc.(a)	12,290	238,795
Upwork, Inc.(a)	13,590	186,319
Verra Mobility Corp.(a)	16,673	398,651
		1,095,655
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Tricon Residential, Inc.	26,490	292,185

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Navitas Semiconductor Corp.(a)	41,929	240,253
Silicon Laboratories, Inc.(a)	2,900	357,744
		597,997
SOFTWARE - 15.4%
Appian Corp., Class A(a)	8,805	287,307
BlackLine, Inc.(a)	5,842	342,809
CCC Intelligent Solutions Holdings, Inc.(a)	25,500	280,245
Clear Secure, Inc., Class A	14,000	266,420
Clearwater Analytics Holdings, Inc., Class A(a)	12,191	229,800
Gitlab, Inc., Class A(a)	4,300	305,773
PowerSchool Holdings, Inc., Class A(a)	17,664	415,811
Procore Technologies, Inc.(a)	6,216	443,760
Qualys, Inc.(a)	2,494	471,790
Rapid7, Inc.(a)	6,439	354,338
Sprout Social, Inc., Class A(a)	5,601	343,509
SPS Commerce, Inc.(a)	1,147	210,819
Workiva, Inc.(a)	4,300	399,642
		4,352,023
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.6%
National Storage Affiliates Trust	11,762	439,311

SPECIALTY RETAIL - 2.2%
Academy Sports & Outdoors, Inc.	6,092	382,151
Winmark Corp.	645	232,632
		614,783
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Super Micro Computer, Inc.(a)	1,050	556,091

TEXTILES, APPAREL & LUXURY GOODS - 0.9%
On Holding AG, Class A(a)	9,700	257,632

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value

WATER UTILITIES - 0.8%
Consolidated Water Co. Ltd.	7,099	$ 226,671

TOTAL COMMON STOCKS (COST $30,624,427)		27,474,620
MONEY MARKET FUND - 2.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(b)	699,705	699,705
TOTAL MONEY MARKET FUND (COST $699,705)		699,705
TOTAL INVESTMENTS (COST $31,324,132) - 100.0%		28,174,325
	Shares	Value

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		$ 12,903
NET ASSETS - 100.0%		$ 28,187,228

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2024 is disclosed.

AG — Aktiengesellschaft
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	11.3%
Semiconductors & Semiconductor Equipment	8.4
Technology Hardware, Storage & Peripherals	6.8
Interactive Media & Services	5.5
Financial Services	4.2
Oil, Gas & Consumable Fuels	3.4
Broadline Retail	3.3
Health Care Equipment & Supplies	3.2
Banks	3.1
Capital Markets	2.9
Health Care Providers & Services	2.7
Insurance	2.5
Specialty Retail	2.4
Hotels, Restaurants & Leisure	1.9
Consumer Staples Distribution & Retail	1.9
Life Sciences Tools & Services	1.8
Machinery	1.7
Pharmaceuticals	1.7
Specialized Real Estate Investment Trusts	1.6
Electric Utilities	1.6
Beverages	1.6
Aerospace & Defense	1.5
Household Products	1.5
IT Services	1.5
Chemicals	1.5
Automobiles	1.4
Entertainment	1.2
Food Products	1.2
Ground Transportation	1.2
Biotechnology	1.1
Communications Equipment	1.0
Professional Services	0.9
Media	0.8
Electronic Equipment, Instruments & Components	0.8
Diversified Telecommunication Services	0.8
Industry Diversification	Percent*
Multi-Utilities	0.8%
Commercial Services & Supplies	0.7
Building Products	0.7
Air Freight & Logistics	0.6
Money Market Fund	0.6
Electrical Equipment	0.6
Consumer Finance	0.5
Textiles, Apparel & Luxury Goods	0.5
Containers & Packaging	0.5
Industrial Conglomerates	0.5
Retail Real Estate Investment Trusts	0.4
Trading Companies & Distributors	0.4
Metals & Mining	0.3
Energy Equipment & Services	0.3
Distributors	0.3
Industrial Real Estate Investment Trusts	0.3
Wireless Telecommunication Services	0.3
Household Durables	0.2
Real Estate Management & Development	0.2
Residential Real Estate Investment Trusts	0.2
Passenger Airlines	0.2
Personal Care Products	0.2
Automobile Components	0.1
Construction Materials	0.1
Health Care Real Estate Investment Trusts	0.1
Office Real Estate Investment Trusts	0.1
Leisure Products	0.1
Gas Utilities	0.1
Construction & Engineering	0.1
Water Utilities	0.1
Hotel & Resort Real Estate Investment Trusts	0.0**
Independent Power and Renewable Electricity Producers	0.0**
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2024.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 99.4%

AEROSPACE & DEFENSE - 1.5%
Axon Enterprise, Inc.(a)	393	$ 97,881
Boeing Co. (The)(a)	3,089	651,902
General Dynamics Corp.	1,543	408,880
Howmet Aerospace, Inc.	2,863	161,072
Huntington Ingalls Industries, Inc.	169	43,757
L3Harris Technologies, Inc.	1,031	214,881
Lockheed Martin Corp.	1,421	610,192
Northrop Grumman Corp.	855	381,980
RTX Corp.	8,149	742,537
Textron, Inc.	790	66,921
TransDigm Group, Inc.	287	313,599
		3,693,602
AIR FREIGHT & LOGISTICS - 0.6%
C.H. Robinson Worldwide, Inc.	3,143	264,295
Expeditors International of Washington, Inc.	2,726	344,376
FedEx Corp.	1,179	284,481
United Parcel Service, Inc., Class B	4,275	606,622
		1,499,774
AUTOMOBILE COMPONENTS - 0.1%
Aptiv PLC(a)	3,807	309,623
BorgWarner, Inc.	1,280	43,392
		353,015
AUTOMOBILES - 1.4%
Ford Motor Co.	24,591	288,206
General Motors Co.	6,180	239,784
Tesla, Inc.(a)	14,996	2,808,601
		3,336,591
BANKS - 3.1%
Bank of America Corp.	40,676	1,383,391
Citigroup, Inc.	10,192	572,485
Citizens Financial Group, Inc.	1,895	61,966
Comerica, Inc.	123	6,467
Fifth Third Bancorp	4,596	157,367
Huntington Bancshares, Inc.	12,350	157,215
JPMorgan Chase & Co.	16,064	2,800,919
KeyCorp	7,900	114,787
M&T Bank Corp.	474	65,459
PNC Financial Services Group, Inc. (The)	1,537	232,410
Regions Financial Corp.	7,892	147,344
Truist Financial Corp.	7,110	263,497
U.S. Bancorp	7,905	328,374
	Shares	Value
Wells Fargo & Co.	20,845	$ 1,046,002
Zions Bancorp	187	7,835
		7,345,518
BEVERAGES - 1.6%
Coca-Cola Co. (The)	27,203	1,618,306
Keurig Dr Pepper, Inc.	5,015	157,672
Monster Beverage Corp.(a)	6,480	356,530
PepsiCo, Inc.	9,863	1,662,211
		3,794,719
BIOTECHNOLOGY - 1.1%
Amgen, Inc.	3,698	1,162,134
Biogen, Inc.(a)	1,549	382,076
Gilead Sciences, Inc.	9,692	758,496
Incyte Corp.(a)	3,630	213,335
Moderna, Inc.(a)	2,228	225,139
		2,741,180
BROADLINE RETAIL - 3.3%
Amazon.com, Inc.(a)	49,762	7,723,062
eBay, Inc.	3,701	152,000
Etsy, Inc.(a)	424	28,222
		7,903,284
BUILDING PRODUCTS - 0.7%
A.O. Smith Corp.	935	72,565
Allegion PLC	311	38,530
Builders FirstSource, Inc.(a)	419	72,793
Carrier Global Corp.	5,330	291,604
Johnson Controls International PLC	7,621	401,551
Masco Corp.	1,841	123,881
Trane Technologies PLC	2,243	565,348
		1,566,272
CAPITAL MARKETS - 2.9%
Ameriprise Financial, Inc.	545	210,822
Bank of New York Mellon Corp. (The)	4,908	272,198
BlackRock, Inc.	797	617,125
Blackstone, Inc.	3,804	473,408
Cboe Global Markets, Inc.	888	163,259
Charles Schwab Corp. (The)	8,406	528,905
CME Group, Inc.	2,300	473,432
FactSet Research Systems, Inc.	278	132,306
Franklin Resources, Inc.	2,300	61,249
Goldman Sachs Group, Inc. (The)	1,709	656,273
Intercontinental Exchange, Inc.	3,417	435,087
Invesco Ltd.	2,500	39,575
MarketAxess Holdings, Inc.	211	47,583

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Moody's Corp.	954	$ 374,006
Morgan Stanley	7,304	637,201
MSCI, Inc.	430	257,407
Nasdaq, Inc.	6,524	376,891
Northern Trust Corp.	1,256	100,028
Raymond James Financial, Inc.	1,235	136,072
S&P Global, Inc.	1,808	810,617
State Street Corp.	1,840	135,921
T. Rowe Price Group, Inc.	1,119	121,355
		7,060,720
CHEMICALS - 1.5%
Air Products and Chemicals, Inc.	1,212	309,920
Albemarle Corp.	548	62,878
Celanese Corp.	155	22,675
CF Industries Holdings, Inc.	1,148	86,685
Corteva, Inc.	4,686	213,119
Dow, Inc.	4,715	252,724
DuPont de Nemours, Inc.	2,556	157,961
Eastman Chemical Co.	93	7,770
Ecolab, Inc.	1,565	310,214
FMC Corp.	650	36,530
International Flavors & Fragrances, Inc.	1,480	119,406
Linde PLC	2,789	1,129,071
LyondellBasell Industries N.V., Class A	1,530	144,004
Mosaic Co. (The)	2,160	66,334
PPG Industries, Inc.	1,288	181,660
Sherwin-Williams Co. (The)	1,351	411,217
		3,512,168
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Cintas Corp.	592	357,905
Copart, Inc.(a)	5,166	248,175
Republic Services, Inc.	1,806	309,043
Rollins, Inc.	2,895	125,382
Veralto Corp.	1,569	120,327
Waste Management, Inc.	2,671	495,818
		1,656,650
COMMUNICATIONS EQUIPMENT - 1.0%
Arista Networks, Inc.(a)	1,409	364,480
Cisco Systems, Inc.	28,550	1,432,639
F5, Inc.(a)	312	57,314
Juniper Networks, Inc.	6,617	244,564
Motorola Solutions, Inc.	1,029	328,766
		2,427,763
CONSTRUCTION & ENGINEERING - 0.1%
Quanta Services, Inc.	749	145,343

	Shares	Value
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	311	$ 158,118
Vulcan Materials Co.	768	173,576
		331,694
CONSUMER FINANCE - 0.5%
American Express Co.	3,302	662,844
Capital One Financial Corp.	1,842	249,259
Discover Financial Services	1,167	123,142
Synchrony Financial	7,178	279,009
		1,314,254
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Costco Wholesale Corp.	2,552	1,773,334
Dollar General Corp.	1,211	159,937
Dollar Tree, Inc.(a)	1,198	156,483
Kroger Co. (The)	4,672	215,566
Sysco Corp.	3,228	261,242
Target Corp.	2,573	357,853
Walgreens Boots Alliance, Inc.	4,509	101,768
Walmart, Inc.	9,027	1,491,711
		4,517,894
CONTAINERS & PACKAGING - 0.5%
Amcor PLC	31,380	295,913
Avery Dennison Corp.	1,651	329,292
Ball Corp.	5,548	307,637
International Paper Co.	2,935	105,161
Packaging Corp. of America	533	88,414
Westrock Co.	2,024	81,486
		1,207,903
DISTRIBUTORS - 0.3%
Genuine Parts Co.	824	115,549
LKQ Corp.	5,803	270,826
Pool Corp.	787	292,174
		678,549
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc.	46,937	830,316
Verizon Communications, Inc.	24,343	1,030,926
		1,861,242
ELECTRIC UTILITIES - 1.6%
Alliant Energy Corp.	2,090	101,699
American Electric Power Co., Inc.	3,039	237,468
Constellation Energy Corp.	1,815	221,430
Duke Energy Corp.	5,124	491,033
Edison International	2,390	161,277
Entergy Corp.	960	95,770
Evergy, Inc.	1,840	93,417
Eversource Energy	2,356	127,742

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Exelon Corp.	7,104	$ 247,290
FirstEnergy Corp.	4,259	156,220
NextEra Energy, Inc.	11,605	680,401
NRG Energy, Inc.	1,486	78,818
PG&E Corp.	8,106	136,748
Pinnacle West Capital Corp.	510	35,139
PPL Corp.	7,780	203,836
Southern Co. (The)	7,424	516,117
Xcel Energy, Inc.	3,774	225,949
		3,810,354
ELECTRICAL EQUIPMENT - 0.6%
AMETEK, Inc.	1,335	216,337
Eaton Corp. PLC	2,225	547,528
Emerson Electric Co.	3,316	304,177
Generac Holdings, Inc.(a)	175	19,892
Hubbell, Inc.	286	95,973
Rockwell Automation, Inc.	630	159,566
		1,343,473
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Amphenol Corp., Class A	3,770	381,147
CDW Corp.	833	188,858
Corning, Inc.	5,970	193,965
Jabil, Inc.	594	74,422
Keysight Technologies, Inc.(a)	2,547	390,353
TE Connectivity Ltd.	1,710	243,145
Teledyne Technologies, Inc.(a)	262	109,639
Trimble, Inc.(a)	5,307	269,914
Zebra Technologies Corp., Class A(a)	185	44,317
		1,895,760
ENERGY EQUIPMENT & SERVICES - 0.3%
Baker Hughes Co.	5,217	148,685
Halliburton Co.	4,080	145,452
Schlumberger N.V.	7,989	389,064
		683,201
ENTERTAINMENT - 1.2%
Electronic Arts, Inc.	3,258	448,236
Live Nation, Inc.(a)	740	65,749
Netflix, Inc.(a)	2,387	1,346,530
Walt Disney Co. (The)	10,225	982,111
Warner Bros Discovery, Inc.(a)	13,884	139,118
		2,981,744
FINANCIAL SERVICES - 4.2%
Berkshire Hathaway, Inc., Class B(a)	10,306	3,954,824
Fidelity National Information Services, Inc.	3,525	219,466
Fiserv, Inc.(a)	3,464	491,438
FleetCor Technologies, Inc.(a)	378	109,593
	Shares	Value
Global Payments, Inc.	1,307	$ 174,132
Jack Henry & Associates, Inc.	446	73,960
Mastercard, Inc., Class A	4,777	2,145,972
PayPal Holdings, Inc.(a)	5,965	365,953
Visa, Inc., Class A	9,096	2,485,573
		10,020,911
FOOD PRODUCTS - 1.2%
Archer-Daniels-Midland Co.	3,251	180,690
Bunge Global SA	3,208	282,593
Campbell Soup Co.	2,700	120,501
Conagra Brands, Inc.	4,970	144,875
General Mills, Inc.	5,082	329,873
Hershey Co. (The)	1,316	254,699
Hormel Foods Corp.	4,450	135,146
J M Smucker Co. (The)	776	102,083
Kellanova	3,209	175,725
Kraft Heinz Co. (The)	6,176	229,315
Lamb Weston Holdings, Inc.	841	86,152
McCormick & Co., Inc.	1,617	110,215
Mondelez International, Inc., Class A	9,162	689,624
Tyson Foods, Inc., Class A	1,875	102,675
		2,944,166
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	145,843

GROUND TRANSPORTATION - 1.2%
CSX Corp.	13,712	489,519
J.B. Hunt Transport Services, Inc.	1,630	327,597
Norfolk Southern Corp.	1,196	281,347
Old Dominion Freight Line, Inc.	502	196,292
Uber Technologies, Inc.(a)	11,074	722,800
Union Pacific Corp.	3,382	824,971
		2,842,526
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
Abbott Laboratories	11,950	1,352,142
Align Technology, Inc.(a)	388	103,720
Baxter International, Inc.	3,771	145,900
Becton, Dickinson and Co.	2,012	480,486
Boston Scientific Corp.(a)	11,417	722,239
Cooper Cos., Inc. (The)	1,051	392,055
DENTSPLY SIRONA, Inc.	1,853	64,392
Dexcom, Inc.(a)	2,262	274,494
Edwards Lifesciences Corp.(a)	4,354	341,658
GE HealthCare Technologies, Inc.	2,599	190,663
Hologic, Inc.(a)	2,143	159,525
IDEXX Laboratories, Inc.(a)	966	497,567
Insulet Corp.(a)	430	82,074

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Intuitive Surgical, Inc.(a)	2,098	$ 793,506
Medtronic PLC	8,697	761,335
ResMed, Inc.	1,025	194,955
STERIS PLC	776	169,905
Stryker Corp.	2,248	754,159
Teleflex, Inc.	353	85,719
Zimmer Holdings, Inc.	1,772	222,563
		7,789,057
HEALTH CARE PROVIDERS & SERVICES - 2.7%
Cardinal Health, Inc.	4,350	474,976
Cencora, Inc.	3,169	737,363
Cigna Group (The)	2,847	856,805
CVS Health Corp.	8,019	596,373
DaVita, Inc.(a)	542	58,623
Elevance Health, Inc.	3,345	1,650,557
Henry Schein, Inc.(a)	1,470	110,015
Humana, Inc.	1,453	549,321
Laboratory Corporation of America Holdings	1,013	225,190
McKesson Corp.	1,638	818,820
Molina Healthcare, Inc.(a)	924	329,350
Quest Diagnostics, Inc.	1,404	180,316
		6,587,709
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.1%
Welltower, Inc.	3,226	279,081

HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	119,029

HOTELS, RESTAURANTS & LEISURE - 1.9%
Airbnb, Inc., Class A(a)	2,298	331,234
Booking Holdings, Inc.(a)	191	669,927
Carnival Corp.(a)	6,190	102,630
Chipotle Mexican Grill, Inc.(a)	153	368,542
Domino's Pizza, Inc.	189	80,555
Expedia Group, Inc.(a)	545	80,840
Hilton Worldwide Holdings, Inc.	1,330	253,977
Marriott International, Inc., Class A	1,489	356,958
McDonald's Corp.	4,344	1,271,576
Norwegian Cruise Line Holdings Ltd.(a)	2,830	50,374
Royal Caribbean Cruises Ltd.(a)	1,090	138,975
Starbucks Corp.	6,462	601,160
Yum! Brands, Inc.	1,852	239,815
		4,546,563
HOUSEHOLD DURABLES - 0.2%
D.R. Horton, Inc.	1,638	234,087
Garmin Ltd.	1,008	120,446
	Shares	Value
Lennar Corp., Class A	636	$ 95,305
Mohawk Industries, Inc.(a)	34	3,544
NVR, Inc.(a)	15	106,129
PulteGroup, Inc.	325	33,982
Whirlpool Corp.	42	4,600
		598,093
HOUSEHOLD PRODUCTS - 1.5%
Church & Dwight Co., Inc.	2,290	228,656
Clorox Co. (The)	766	111,262
Colgate-Palmolive Co.	7,145	601,609
Kimberly-Clark Corp.	3,000	362,910
Procter & Gamble Co. (The)	14,961	2,350,972
		3,655,409
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%
AES Corp. (The)	5,250	87,570

INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	3,180	300,033
Honeywell International, Inc.	3,946	798,118
		1,098,151
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prologis, Inc.	5,271	667,783

INSURANCE - 2.5%
Aflac, Inc.	3,574	301,431
Allstate Corp. (The)	1,592	247,158
American International Group, Inc.	4,254	295,696
Aon PLC, Class A	1,247	372,142
Arch Capital Group Ltd.(a)	2,274	187,446
Arthur J. Gallagher & Co.	1,652	383,528
Assurant, Inc.	302	50,721
Brown & Brown, Inc.	1,878	145,658
Chubb Ltd.	2,838	695,310
Cincinnati Financial Corp.	902	99,942
Everest Group Ltd.	276	106,252
Globe Life, Inc.	487	59,813
Hartford Financial Services Group, Inc. (The)	2,460	213,922
Loews Corp.	880	64,117
Marsh & McLennan Cos., Inc.	3,504	679,215
MetLife, Inc.	4,515	312,980
Principal Financial Group, Inc.	1,528	120,865
Progressive Corp. (The)	3,787	675,033
Prudential Financial, Inc.	1,964	206,082
Travelers Cos., Inc. (The)	1,775	375,164

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
W.R. Berkley Corp.	1,439	$ 117,825
Willis Towers Watson PLC	731	180,045
		5,890,345
INTERACTIVE MEDIA & SERVICES - 5.5%
Alphabet, Inc., Class A(a)	32,327	4,529,013
Alphabet, Inc., Class C(a)	27,543	3,905,597
Match Group, Inc.(a)	1,300	49,894
Meta Platforms, Inc., Class A(a)	12,112	4,725,376
		13,209,880
IT SERVICES - 1.5%
Accenture PLC, Class A	4,305	1,566,504
Akamai Technologies, Inc.(a)	908	111,893
Cognizant Technology Solutions Corp., Class A	3,033	233,905
EPAM Systems, Inc.(a)	292	81,208
Gartner, Inc.(a)	435	198,986
International Business Machines Corp.	6,703	1,231,073
VeriSign, Inc.(a)	607	120,720
		3,544,289
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	4,957	242,645

LIFE SCIENCES TOOLS & SERVICES - 1.8%
Agilent Technologies, Inc.	4,976	647,378
Bio-Rad Laboratories, Inc., Class A(a)	330	105,894
Bio-Techne Corp.	2,411	169,541
Danaher Corp.	5,605	1,344,696
Illumina, Inc.(a)	1,163	166,321
IQVIA Holdings, Inc.(a)	1,775	369,608
Mettler-Toledo International, Inc.(a)	495	592,609
Revvity, Inc.	1,738	186,279
Waters Corp.(a)	1,543	490,226
West Pharmaceutical Services, Inc.	632	235,755
		4,308,307
MACHINERY - 1.7%
Caterpillar, Inc.	2,790	837,865
Cummins, Inc.	731	174,928
Deere & Co.	1,449	570,297
Dover Corp.	730	109,339
Fortive Corp.	2,301	179,892
IDEX Corp.	390	82,485
Illinois Tool Works, Inc.	1,762	459,706
Ingersoll Rand, Inc.	2,752	219,775
Nordson Corp.	279	70,230
Otis Worldwide Corp.	2,736	241,972
PACCAR, Inc.	3,091	310,306
Parker-Hannifin Corp.	610	283,345
Pentair PLC	540	39,512
	Shares	Value
Snap-on, Inc.	317	$ 91,908
Stanley Black & Decker, Inc.	317	29,576
Westinghouse Air Brake Technologies Corp.	820	107,887
Xylem, Inc.	3,259	366,442
		4,175,465
MEDIA - 0.8%
Charter Communications, Inc., Class A(a)	465	172,380
Comcast Corp., Class A	23,473	1,092,433
Fox Corp., Class A	1,519	49,064
Fox Corp., Class B	3,263	97,923
Interpublic Group of Cos., Inc. (The)	7,870	259,631
News Corp., Class A	2,690	66,281
News Corp., Class B	1,680	42,958
Omnicom Group, Inc.	1,152	104,118
Paramount Global, Class B	3,380	49,314
		1,934,102
METALS & MINING - 0.3%
Freeport-McMoRan, Inc.	8,276	328,474
Newmont Corp.	5,613	193,705
Nucor Corp.	1,218	227,681
Steel Dynamics, Inc.	646	77,966
		827,826
MULTI-UTILITIES - 0.8%
Ameren Corp.	1,873	130,305
CenterPoint Energy, Inc.	5,180	144,729
CMS Energy Corp.	2,504	143,129
Consolidated Edison, Inc.	2,853	259,338
Dominion Energy, Inc.	5,070	231,800
DTE Energy Co.	1,020	107,528
NiSource, Inc.	4,370	113,489
Public Service Enterprise Group, Inc.	3,381	196,064
Sempra	3,920	280,515
WEC Energy Group, Inc.	2,545	205,534
		1,812,431
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.1%
Alexandria Real Estate Equities, Inc.	553	66,858
Boston Properties, Inc.	3,037	201,960
		268,818
OIL, GAS & CONSUMABLE FUELS - 3.4%
APA Corp.	1,420	44,489
Chevron Corp.	9,967	1,469,435
ConocoPhillips	6,728	752,661
Coterra Energy, Inc.	4,790	119,175
Devon Energy Corp.	3,180	133,624
Diamondback Energy, Inc.	744	114,383
EOG Resources, Inc.	3,190	362,990
EQT Corp.	1,813	64,180

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Exxon Mobil Corp.	22,507	$ 2,313,945
Hess Corp.	1,467	206,158
Kinder Morgan, Inc.	18,540	313,697
Marathon Oil Corp.	5,060	115,621
Marathon Petroleum Corp.	2,107	348,919
Occidental Petroleum Corp.	3,985	229,416
ONEOK, Inc.	2,812	191,919
Phillips 66	2,469	356,301
Pioneer Natural Resources Co.	1,145	263,155
Targa Resources Corp.	864	73,405
Valero Energy Corp.	1,885	261,827
Williams Cos., Inc. (The)	8,715	302,062
		8,037,362
PASSENGER AIRLINES - 0.2%
American Airlines Group, Inc.(a)	5,650	80,399
Delta Air Lines, Inc.	3,850	150,689
Southwest Airlines Co.	4,040	120,756
United Airlines Holdings, Inc.(a)	1,020	42,208
		394,052
PERSONAL CARE PRODUCTS - 0.2%
Estee Lauder Cos., Inc., (The) Class A	1,174	154,956
Kenvue, Inc.	10,007	207,746
		362,702
PHARMACEUTICALS - 1.7%
Catalent, Inc.(a)	1,269	65,531
Eli Lilly & Co.	4,738	3,058,900
Zoetis, Inc.	4,847	910,315
		4,034,746
PROFESSIONAL SERVICES - 0.9%
Automatic Data Processing, Inc.	3,500	860,230
Broadridge Financial Solutions, Inc.	767	156,622
Dayforce, Inc.(a)	660	45,883
Equifax, Inc.	623	152,224
Jacobs Solutions, Inc.	560	75,471
Paychex, Inc.	2,190	266,589
Paycom Software, Inc.	237	45,087
Robert Half, Inc.	3,354	266,777
Verisk Analytics, Inc.	957	231,144
		2,100,027
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	4,460	384,943
CoStar Group, Inc.(a)	2,200	183,656
		568,599
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.2%
AvalonBay Communities, Inc.	733	131,214
Camden Property Trust	380	35,659
Equity Residential	2,760	166,124
	Shares	Value
Essex Property Trust, Inc.	254	$ 59,251
Invitation Homes, Inc.	175	5,763
Mid-America Apartment Communities, Inc.	574	72,542
UDR, Inc.	2,330	83,927
		554,480
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.4%
Federal Realty Investment Trust	2,256	229,503
Kimco Realty Corp.	5,150	104,030
Realty Income Corp.	3,880	211,033
Regency Centers Corp.	1,670	104,659
Simon Property Group, Inc.	1,690	234,251
		883,476
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
Advanced Micro Devices, Inc.(a)	8,702	1,459,238
Analog Devices, Inc.	2,806	539,762
Applied Materials, Inc.	6,260	1,028,518
Broadcom, Inc.	2,399	2,830,820
Enphase Energy, Inc.(a)	686	71,433
First Solar, Inc.(a)	532	77,832
Intel Corp.	28,324	1,220,198
KLA Corp.	716	425,333
Lam Research Corp.	980	808,667
Microchip Technology, Inc.	2,895	246,596
Micron Technology, Inc.	6,072	520,674
Monolithic Power Systems, Inc.	222	133,804
NVIDIA Corp.	13,875	8,536,871
NXP Semiconductors N.V.	1,255	264,265
ON Semiconductor Corp.(a)	2,054	146,101
Qorvo, Inc.(a)	283	28,226
QUALCOMM, Inc.	6,236	926,108
Skyworks Solutions, Inc.	560	58,498
Teradyne, Inc.	810	78,238
Texas Instruments, Inc.	5,113	818,694
		20,219,876
SOFTWARE - 11.3%
Adobe, Inc.(a)	2,901	1,792,180
ANSYS, Inc.(a)	1,178	386,184
Autodesk, Inc.(a)	2,154	546,707
Cadence Design Systems, Inc.(a)	2,403	693,169
Fair Isaac Corp.(a)	144	172,631
Fortinet, Inc.(a)	4,000	257,960
Gen Digital, Inc.	5,529	129,821
Intuit, Inc.	1,930	1,218,467
Microsoft Corp.	41,396	16,458,222
Oracle Corp.	9,074	1,013,566
Palo Alto Networks, Inc.(a)	1,699	575,128

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PTC, Inc.(a)	718	$ 129,707
Roper Technologies, Inc.	689	369,993
Salesforce, Inc.(a)	6,260	1,759,623
ServiceNow, Inc.(a)	1,136	869,494
Synopsys, Inc.(a)	1,308	697,622
Tyler Technologies, Inc.(a)	232	98,078
		27,168,552
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.6%
American Tower Corp.	3,753	734,275
Crown Castle, Inc.	4,418	478,249
Digital Realty Trust, Inc.	3,422	480,654
Equinix, Inc.	825	684,560
Extra Space Storage, Inc.	1,120	161,773
Iron Mountain, Inc.	5,082	343,137
Public Storage	944	267,331
SBA Communications Corp.	1,534	343,401
VICI Properties, Inc.	3,562	107,287
Weyerhaeuser Co.	6,527	213,890
		3,814,557
SPECIALTY RETAIL - 2.4%
AutoZone, Inc.(a)	107	295,548
Bath & Body Works, Inc.	1,330	56,738
Best Buy Co., Inc.	4,097	296,992
CarMax, Inc.(a)	3,429	244,076
Home Depot, Inc. (The)	6,314	2,228,590
Lowe’s Cos., Inc.	4,353	926,493
O'Reilly Automotive, Inc.(a)	388	396,943
Ross Stores, Inc.	1,790	251,101
TJX Cos., Inc. (The)	6,842	649,374
Tractor Supply Co.	1,644	369,242
Ulta Beauty, Inc.(a)	301	151,117
		5,866,214
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.8%
Apple, Inc.	80,323	14,811,561
Hewlett Packard Enterprise Co.	25,070	383,320
HP, Inc.	13,136	377,135
NetApp, Inc.	1,308	114,058
Seagate Technology Holdings PLC	3,802	325,755
Western Digital Corp.(a)	6,052	346,477
		16,358,306
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Lululemon Athletica, Inc.(a)	608	275,923
NIKE, Inc., Class B	6,861	696,597
Ralph Lauren Corp.	60	8,620
Tapestry, Inc.	1,070	41,505
VF Corp.	12,373	203,660
		1,226,305
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Fastenal Co.	3,713	$ 253,338
United Rentals, Inc.	215	134,461
W.W. Grainger, Inc.	534	478,272
		866,071
WATER UTILITIES - 0.1%
American Water Works Co., Inc.	1,065	132,081

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc.	4,124	664,912

TOTAL COMMON STOCKS (COST $193,729,759)		238,510,984
RIGHTS - 0.0%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(d)	1,430,149	1,430,149
TOTAL MONEY MARKET FUND (COST $1,430,149)		1,430,149
TOTAL INVESTMENTS (COST $195,159,908) - 100.0%		239,941,133

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(96,614)
NET ASSETS - 100.0%		$ 239,844,519

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of January 31, 2024 is disclosed.

MSCI — Morgan Stanley Capital International
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
S&P — Standard & Poor's
SA — Societe Anonyme

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	6.5%
Machinery	4.7
Specialty Retail	4.3
Insurance	4.2
Oil, Gas & Consumable Fuels	3.4
Electronic Equipment, Instruments & Components	3.4
Building Products	3.2
Software	3.0
Semiconductors & Semiconductor Equipment	2.9
Professional Services	2.6
Household Durables	2.6
Health Care Equipment & Supplies	2.5
Metals & Mining	2.4
Health Care Providers & Services	2.3
Capital Markets	2.2
Chemicals	2.2
Hotels, Restaurants & Leisure	2.1
Textiles, Apparel & Luxury Goods	2.1
Financial Services	1.9
Ground Transportation	1.8
Commercial Services & Supplies	1.7
Construction & Engineering	1.6
Biotechnology	1.6
Trading Companies & Distributors	1.5
Specialized Real Estate Investment Trusts	1.4
Containers & Packaging	1.4
Automobile Components	1.4
Retail Real Estate Investment Trusts	1.4
Food Products	1.3
Energy Equipment & Services	1.2
Aerospace & Defense	1.2
Electrical Equipment	1.2
Diversified Consumer Services	1.1
Consumer Staples Distribution & Retail	1.1
Technology Hardware, Storage & Peripherals	1.0
Industrial Real Estate Investment Trusts	1.0
Life Sciences Tools & Services	0.9
Industry Diversification	Percent*
Mortgage Real Estate Investment Trusts	0.9%
Consumer Finance	0.8
Pharmaceuticals	0.8
Office Real Estate Investment Trusts	0.8
Leisure Products	0.8
Personal Care Products	0.8
Media	0.8
Electric Utilities	0.8
Gas Utilities	0.7
Residential Real Estate Investment Trusts	0.7
IT Services	0.7
Communications Equipment	0.7
Real Estate Management & Development	0.6
Diversified Real Estate Investment Trusts	0.6
Interactive Media & Services	0.5
Independent Power and Renewable Electricity Producers	0.5
Water Utilities	0.5
Health Care Real Estate Investment Trusts	0.5
Hotel & Resort Real Estate Investment Trusts	0.5
Diversified Telecommunication Services	0.5
Automobiles	0.4
Broadline Retail	0.4
Beverages	0.4
Money Market Fund	0.3
Construction Materials	0.3
Air Freight & Logistics	0.3
Entertainment	0.3
Multi-Utilities	0.3
Passenger Airlines	0.3
Health Care Technology	0.3
Household Products	0.2
Marine Transportation	0.2
Paper & Forest Products	0.2
Wireless Telecommunication Services	0.1
Total Investments	99.8%

*	Percentages indicated are based on net assets as of January 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 99.5%

AEROSPACE & DEFENSE - 1.2%
AAR Corp.(a)	1,870	$ 113,733
AeroVironment, Inc.(a)	1,283	154,781
BWX Technologies, Inc.	4,408	359,164
Curtiss-Wright Corp.	1,887	419,990
Hexcel Corp.	4,173	277,045
Kaman Corp.	1,440	64,872
Mercury Systems, Inc.(a)	2,839	84,205
Moog, Inc., Class A	1,384	193,483
National Presto Industries, Inc.	48	3,800
Triumph Group, Inc.(a)	3,570	57,834
Woodward, Inc.	2,906	400,360
		2,129,267
AIR FREIGHT & LOGISTICS - 0.3%
Forward Air Corp.	1,262	55,945
GXO Logistics, Inc.(a)	5,806	315,730
Hub Group, Inc., Class A(a)	2,982	135,025
		506,700
AUTOMOBILE COMPONENTS - 1.4%
Adient PLC(a)	4,709	163,449
American Axle & Manufacturing Holdings, Inc.(a)	6,850	55,417
Autoliv, Inc.	3,628	388,631
Dana, Inc.	7,151	96,968
Dorman Products, Inc.(a)	1,423	115,846
Fox Factory Holding Corp.(a)	2,021	127,404
Gentex Corp.	12,176	403,391
Gentherm, Inc.(a)	1,547	74,488
Goodyear Tire & Rubber Co. (The)(a)	14,656	204,305
LCI Industries	1,175	130,754
Lear Corp.	2,756	366,272
Patrick Industries, Inc.	973	97,679
Phinia, Inc.	1,197	36,197
Standard Motor Products, Inc.	1,160	46,806
Visteon Corp.(a)	1,326	152,875
XPEL, Inc.(a)	1,144	61,147
		2,521,629
AUTOMOBILES - 0.4%
Harley-Davidson, Inc.	11,302	366,750
Thor Industries, Inc.	2,544	287,523
Winnebago Industries, Inc.	1,541	101,274
		755,547
BANKS - 6.5%
Ameris Bancorp	3,208	159,245
Associated Banc-Corp	7,939	166,798
Atlantic Union Bankshares Corp.	1,684	57,525
	Shares	Value
Axos Financial, Inc.(a)	2,562	$ 142,012
Banc of California, Inc.	7,435	102,454
BancFirst Corp.	820	72,578
Bancorp, Inc. (The)(a)	2,748	119,923
Bank of Hawaii Corp.	1,720	108,756
Bank OZK	4,948	223,204
BankUnited, Inc.	3,829	108,208
Banner Corp.	1,378	64,187
Berkshire Hills Bancorp, Inc.	2,660	63,840
Brookline Bancorp, Inc.	6,100	66,002
Cadence Bank	9,945	264,736
Capitol Federal Financial, Inc.	6,050	38,357
Cathay General Bancorp	2,917	120,093
Central Pacific Financial Corp.	1,180	22,739
City Holding Co.	384	39,249
Columbia Banking System, Inc.	11,152	224,824
Commerce Bancshares, Inc.	5,401	281,500
Community Bank System, Inc.	2,540	116,256
Cullen/Frost Bankers, Inc.	2,873	304,883
Customers Bancorp, Inc.(a)	1,474	78,771
CVB Financial Corp.	7,440	124,769
Dime Community Bancshares, Inc., Class B	2,282	52,052
Eagle Bancorp, Inc.	1,440	35,698
East West Bancorp, Inc.	6,467	470,862
F.N.B. Corp.	20,435	269,333
FB Financial Corp.	2,273	84,669
First Bancorp	1,870	64,627
First BanCorp (New York Exchange)	11,462	191,186
First Commonwealth Financial Corp.	4,960	69,490
First Financial Bancorp	4,760	106,719
First Financial Bankshares, Inc.	6,616	206,618
First Hawaiian, Inc.	6,464	140,204
First Horizon Corp.	29,159	415,224
Fulton Financial Corp.	11,140	173,673
Glacier Bancorp, Inc.	5,472	211,548
Hancock Whitney Corp.	3,851	173,719
Hanmi Financial Corp.	1,901	31,842
Heritage Financial Corp.	1,430	28,815
Hilltop Holdings, Inc.	3,183	100,233
Home Bancshares, Inc.	9,688	227,087
Hope Bancorp, Inc.	8,372	92,762
Independent Bank Corp.	1,772	99,391
Independent Bank Group, Inc.	1,750	84,612
International Bancshares Corp.	2,777	146,792
Lakeland Financial Corp.	1,074	71,915
National Bank Holdings Corp., Class A	1,800	63,000
NBT Bancorp, Inc.	2,040	72,563

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
New York Community Bancorp, Inc.	37,350	$ 241,654
Northfield Bancorp, Inc.	4,010	48,240
Northwest Bancshares, Inc.	4,090	50,593
OFG Bancorp	2,890	106,265
Old National Bancorp	16,416	270,372
Pacific Premier Bancorp, Inc.	4,668	118,427
Park National Corp.	471	61,550
Pathward Financial, Inc.	1,298	67,210
Pinnacle Financial Partners, Inc.	3,388	299,431
Preferred Bank	231	16,595
Prosperity Bancshares, Inc.	4,015	256,599
Provident Financial Services, Inc.	3,730	61,731
Renasant Corp.	3,230	102,165
S&T Bancorp, Inc.	1,690	56,345
Seacoast Banking Corp. of Florida	3,510	86,206
ServisFirst Bancshares, Inc.	2,485	166,843
Simmons First National Corp., Class A	6,574	124,972
Southside Bancshares, Inc.	1,884	58,969
SouthState Corp.	3,271	271,820
Stellar Bancorp, Inc.	3,104	77,693
Synovus Financial Corp.	7,300	274,918
Texas Capital Bancshares, Inc.(a)	2,119	129,259
Tompkins Financial Corp.	258	12,743
Triumph Financial, Inc.(a)	974	68,813
TrustCo Bank Corp. NY	800	23,120
Trustmark Corp.	3,420	92,306
UMB Financial Corp.	1,934	159,555
United Bankshares, Inc.	6,637	237,936
United Community Banks, Inc.	5,632	153,979
Valley National Bancorp	22,624	217,643
Veritex Holdings, Inc.	2,803	58,891
WaFd, Inc.	3,255	94,525
Webster Financial Corp.	8,163	403,905
Westamerica BanCorp	1,056	50,392
Wintrust Financial Corp.	2,616	253,700
WSFS Financial Corp.	2,639	117,462
		11,648,370
BEVERAGES - 0.4%
Celsius Holdings, Inc.(a)	7,359	367,214
Coca-Cola Consolidated, Inc.	236	203,288
National Beverage Corp.(a)	1,540	71,210
		641,712
BIOTECHNOLOGY - 1.6%
Alkermes PLC(a)	6,588	178,205
Arcus Biosciences, Inc.(a)	3,030	45,874
Arrowhead Pharmaceuticals, Inc.(a)	5,688	182,585
Catalyst Pharmaceuticals, Inc.(a)	5,390	77,616
	Shares	Value
Cytokinetics, Inc.(a)	4,753	$ 371,352
Dynavax Technologies Corp.(a)	6,528	84,342
Exelixis, Inc.(a)	16,400	356,864
Ironwood Pharmaceuticals, Inc.(a)	7,030	99,756
Myriad Genetics, Inc.(a)	4,317	92,341
Neurocrine Biosciences, Inc.(a)	4,882	682,357
Omniab, Inc. (NASDAQ Exchange)(a)(b)(c)	367	—
REGENXBIO, Inc.(a)	2,560	31,539
United Therapeutics Corp.(a)	2,306	495,283
Vericel Corp.(a)	2,482	106,676
Vir Biotechnology, Inc.(a)	4,180	39,292
Xencor, Inc.(a)	3,272	61,186
		2,905,268
BROADLINE RETAIL - 0.4%
Kohl's Corp.	5,450	140,392
Macy's, Inc.	13,621	249,128
Nordstrom, Inc.	5,879	106,704
Ollie's Bargain Outlet Holdings, Inc.(a)	3,060	220,106
		716,330
BUILDING PRODUCTS - 3.2%
AAON, Inc.	3,356	235,457
Advanced Drainage Systems, Inc.	3,371	439,646
American Woodmark Corp.(a)	736	67,182
Apogee Enterprises, Inc.	1,260	66,541
Armstrong World Industries, Inc.	2,023	200,702
AZZ, Inc.	1,263	78,874
Carlisle Cos., Inc.	2,354	739,768
Fortune Brands Innovations, Inc.	6,181	479,584
Gibraltar Industries, Inc.(a)	1,451	117,415
Griffon Corp.	2,602	151,593
Hayward Holdings, Inc.(a)	5,979	74,857
Insteel Industries, Inc.	960	33,245
Lennox International, Inc.	1,557	666,645
Masterbrand, Inc.(a)	4,058	57,096
Owens Corning	4,252	644,306
PGT Innovations, Inc.(a)	2,931	120,816
Quanex Building Products Corp.	2,025	63,220
Resideo Technologies, Inc.(a)	17,325	290,540
Simpson Manufacturing Co., Inc.	2,057	372,296
Trex Co., Inc.(a)	5,294	431,355
UFP Industries, Inc.	2,907	329,799
		5,660,937
CAPITAL MARKETS - 2.2%
Affiliated Managers Group, Inc.	1,616	240,525
Artisan Partners Asset Management, Inc., Class A	2,359	98,842
B. Riley Financial, Inc.	1,071	25,083

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Brightsphere Investment Group, Inc.	2,520	$ 55,742
Donnelley Financial Solutions, Inc.(a)	1,456	90,447
Evercore, Inc., Class A	1,718	295,032
Federated Hermes, Inc.	4,553	159,173
Houlihan Lokey, Inc.	2,572	308,074
Interactive Brokers Group, Inc., Class A	5,304	470,730
Janus Henderson Group PLC	7,408	213,054
Jefferies Financial Group, Inc.	9,226	376,052
Moelis & Co., Class A	2,826	155,345
Morningstar, Inc.	1,293	361,135
Piper Sandler Cos.	761	132,026
PJT Partners, Inc., Class A	1,105	106,268
SEI Investments Co.	5,255	332,326
Stifel Financial Corp.	5,154	375,984
StoneX Group, Inc.(a)	1,486	97,705
Virtus Investment Partners, Inc.	300	70,833
WisdomTree, Inc.	6,910	46,781
		4,011,157
CHEMICALS - 2.2%
AdvanSix, Inc.	1,540	39,085
Arcadium Lithium PLC(a)	25,598	125,175
Ashland, Inc.	2,482	232,365
Avient Corp.	4,516	163,524
Axalta Coating Systems Ltd.(a)	8,594	278,618
Balchem Corp.	1,578	221,173
Cabot Corp.	2,610	188,181
Chemours Co. (The)	7,443	224,555
H.B. Fuller Co.	2,718	205,943
Hawkins, Inc.	978	65,105
Ingevity Corp.(a)	1,844	80,325
Innospec, Inc.	1,053	122,264
Koppers Holdings, Inc.	1,071	54,771
Minerals Technologies, Inc.	1,544	100,900
NewMarket Corp.	327	182,404
Olin Corp.	5,914	307,942
Quaker Chemical Corp.	667	126,690
RPM International, Inc.	6,324	674,518
Scotts Miracle-Gro Co. (The)	2,176	122,422
Sensient Technologies Corp.	2,108	130,759
Stepan Co.	952	84,985
Westlake Corp.	1,663	230,076
		3,961,780
COMMERCIAL SERVICES & SUPPLIES - 1.7%
ABM Industries, Inc.	3,303	134,729
Brady Corp., Class A	2,355	141,842
	Shares	Value
Brink's Co. (The)	2,218	$ 179,303
Clean Harbors, Inc.(a)	2,480	416,541
Corecivic, Inc.(a)	6,577	93,525
Deluxe Corp.	2,730	51,624
Enviri Corp.(a)	5,250	45,202
Geo Group, Inc. (The)(a)	7,434	82,666
Healthcare Services Group, Inc.(a)	4,472	42,216
HNI Corp.	5,707	232,389
Interface, Inc.	3,860	47,903
Liquidity Services, Inc.(a)	1,830	31,934
Matthews International Corp., Class A	1,816	59,746
MillerKnoll, Inc.	3,777	100,430
MSA Safety, Inc.	1,802	297,384
OPENLANE, Inc.(a)	5,891	82,945
Pitney Bowes, Inc.	11,310	46,484
Stericycle, Inc.(a)	4,577	219,696
Tetra Tech, Inc.	2,644	418,228
UniFirst Corp.	678	114,867
Vestis Corp.	6,657	142,460
Viad Corp.(a)	1,079	35,672
		3,017,786
COMMUNICATIONS EQUIPMENT - 0.7%
ADTRAN Holdings, Inc.	4,010	25,123
Calix, Inc.(a)	2,883	95,658
Ciena Corp.(a)	7,324	388,172
Digi International, Inc.(a)	2,020	49,106
Extreme Networks, Inc.(a)	6,896	93,165
Harmonic, Inc.(a)	5,853	68,480
Lumentum Holdings, Inc.(a)	3,218	176,797
NetScout Systems, Inc.(a)	3,590	77,221
Viasat, Inc.(a)	3,933	87,431
Viavi Solutions, Inc.(a)	14,010	137,718
		1,198,871
CONSTRUCTION & ENGINEERING - 1.6%
AECOM	6,697	590,608
Arcosa, Inc.	2,378	186,150
Comfort Systems USA, Inc.	1,742	378,833
Dycom Industries, Inc.(a)	1,337	149,343
EMCOR Group, Inc.	2,267	517,125
Fluor Corp.(a)	7,390	278,677
Granite Construction, Inc.	2,187	98,655
MasTec, Inc.(a)	2,877	188,932
MDU Resources Group, Inc.	10,521	205,265

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MYR Group, Inc.(a)	775	$ 111,484
Valmont Industries, Inc.	953	215,102
		2,920,174
CONSTRUCTION MATERIALS - 0.3%
Eagle Materials, Inc.	1,664	376,530
Knife River Corp.(a)	2,630	172,239
		548,769
CONSUMER FINANCE - 0.8%
Ally Financial, Inc.	12,896	473,025
Bread Financial Holdings, Inc.	2,530	91,763
Encore Capital Group, Inc.(a)	1,185	59,345
Enova International, Inc.(a)	1,541	83,877
EZCORP, Inc., Class A(a)	3,780	32,508
FirstCash Holdings, Inc.	2,016	231,376
Green Dot Corp., Class A(a)	3,060	27,571
Navient Corp.	5,911	101,788
PRA Group, Inc.(a)	2,305	52,485
PROG Holdings, Inc.(a)	2,180	66,795
SLM Corp.	12,974	257,923
World Acceptance Corp.(a)	162	21,272
		1,499,728
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
Andersons, Inc. (The)	1,604	84,547
BJ's Wholesale Club Holdings, Inc.(a)	6,843	440,279
Chefs' Warehouse, Inc. (The)(a)	2,222	70,704
Grocery Outlet Holding Corp.(a)	5,084	125,982
PriceSmart, Inc.	1,397	106,200
SpartanNash Co.	2,424	54,370
Sprouts Farmers Market, Inc.(a)	5,381	271,041
United Natural Foods, Inc.(a)	3,380	50,396
US Foods Holding Corp.(a)	15,252	701,744
		1,905,263
CONTAINERS & PACKAGING - 1.4%
AptarGroup, Inc.	3,100	402,628
Berry Global Group, Inc.	5,678	371,682
Crown Holdings, Inc.	5,949	526,486
Graphic Packaging Holding Co.	12,278	313,212
Greif, Inc., Class A	1,316	82,395
Myers Industries, Inc.	1,870	35,062
O-I Glass, Inc.(a)	8,295	120,775
Sealed Air Corp.	5,852	202,187
Silgan Holdings, Inc.	4,371	200,804
Sonoco Products Co.	4,865	276,818
		2,532,049
DIVERSIFIED CONSUMER SERVICES - 1.1%
Adtalem Global Education, Inc.(a)	2,124	107,220
	Shares	Value
Frontdoor, Inc.(a)	9,347	$ 306,208
Graham Holdings Co., Class B	151	108,780
Grand Canyon Education, Inc.(a)	1,575	205,679
H&R Block, Inc.	7,362	344,836
Mister Car Wash, Inc.(a)	6,790	56,357
Perdoceo Education Corp.	4,378	79,242
Service Corp. International	7,579	508,702
Strategic Education, Inc.	1,179	110,897
Stride, Inc.(a)	2,214	132,729
		1,960,650
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.6%
Alexander & Baldwin, Inc.	4,923	85,266
American Assets Trust, Inc.	3,540	79,402
Armada Hoffler Properties, Inc.	4,940	59,083
Essential Properties Realty Trust, Inc.	7,880	196,291
Global Net Lease, Inc.	5,720	48,334
WP Carey, Inc.	10,093	625,362
		1,093,738
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
ATN International, Inc.	686	25,313
Cogent Communications Holdings, Inc.	2,315	178,718
Consolidated Communications Holdings, Inc.(a)	6,340	27,516
EchoStar Corp., Class A(a)	1,771	23,712
Frontier Communications Parent, Inc.(a)	11,228	276,546
Iridium Communications, Inc.	6,328	229,453
Shenandoah Telecommunications Co.	2,630	53,889
		815,147
ELECTRIC UTILITIES - 0.8%
ALLETE, Inc.	2,779	164,267
IDACORP, Inc.	2,491	230,617
OGE Energy Corp.	11,565	384,420
Otter Tail Corp.	2,011	181,835
PNM Resources, Inc.	4,875	176,621
Portland General Electric Co.	5,100	208,743
		1,346,503
ELECTRICAL EQUIPMENT - 1.2%
Acuity Brands, Inc.	1,466	349,142
Encore Wire Corp.	756	170,478
EnerSys	1,786	170,688
nVent Electric PLC	8,150	489,326
Powell Industries, Inc.	490	58,080
Regal Rexnord Corp.	3,147	419,999
Sensata Technologies Holding PLC	5,905	213,584
SunPower Corp.(a)	4,613	13,977

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Sunrun, Inc.(a)	10,629	$ 153,908
Vicor Corp.(a)	1,199	45,166
		2,084,348
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
Advanced Energy Industries, Inc.	1,781	185,545
Arlo Technologies, Inc.(a)	5,581	49,559
Arrow Electronics, Inc.(a)	2,567	285,322
Avnet, Inc.	8,051	364,710
Badger Meter, Inc.	2,601	374,518
Belden, Inc.	1,986	147,321
Benchmark Electronics, Inc.	7,042	190,979
Cognex Corp.	8,454	305,528
Coherent Corp.(a)	6,526	310,246
Crane NXT Co.	2,834	165,166
CTS Corp.	1,743	71,568
ePlus, Inc.(a)	1,291	97,522
Fabrinet (a)	1,761	375,991
Insight Enterprises, Inc.(a)	1,422	262,700
IPG Photonics Corp.(a)	1,504	147,227
Itron, Inc.(a)	4,597	331,628
Knowles Corp.(a)	5,710	93,130
Littelfuse, Inc.	1,137	275,040
Methode Electronics, Inc.	2,090	43,388
Novanta, Inc.(a)	2,836	438,304
OSI Systems, Inc.(a)	738	94,486
PC Connection, Inc.	730	47,092
Plexus Corp.(a)	3,027	286,717
Rogers Corp.(a)	814	93,830
Sanmina Corp.(a)	2,867	171,504
ScanSource, Inc.(a)	1,530	60,068
TD SYNNEX Corp.	2,672	267,147
TTM Technologies, Inc.(a)	6,480	90,137
Vishay Intertechnology, Inc.	6,180	134,291
Vontier Corp.	8,055	278,622
		6,039,286
ENERGY EQUIPMENT & SERVICES - 1.2%
Archrock, Inc.	7,289	119,102
Bristow Group, Inc.(a)	1,290	34,030
ChampionX Corp.	9,669	265,027
Core Laboratories, Inc.	2,630	41,475
Dril-Quip, Inc.(a)	1,791	35,945
Helix Energy Solutions Group, Inc.(a)	7,737	72,728
Helmerich & Payne, Inc.	4,487	180,647
Liberty Energy, Inc.	4,644	96,549
Nabors Industries Ltd.(a)	193	16,324
NOV, Inc.	20,277	395,604
	Shares	Value
Oceaneering International, Inc.(a)	5,418	$ 112,586
Oil States International, Inc.(a)	4,840	29,863
Patterson-UTI Energy, Inc.	15,877	176,076
ProPetro Holding Corp.(a)	6,670	56,428
RPC, Inc.	5,720	41,813
U.S. Silica Holdings, Inc.(a)	4,270	45,775
Valaris Ltd.(a)	2,768	171,256
Weatherford International PLC(a)	3,323	297,575
		2,188,803
ENTERTAINMENT - 0.3%
Cinemark Holdings, Inc.(a)	6,029	83,381
Madison Square Garden Sports Corp.(a)	813	150,486
Marcus Corp. (The)	1,710	23,222
TKO Group Holdings, Inc.	2,979	249,313
		506,402
FINANCIAL SERVICES - 1.9%
Equitable Holdings, Inc.	13,609	444,878
Essent Group Ltd.	5,525	304,759
Euronet Worldwide, Inc.(a)	2,070	206,275
EVERTEC, Inc.	3,561	143,010
Jackson Financial, Inc., Class A	3,507	175,595
MGIC Investment Corp.	15,990	317,242
Mr. Cooper Group, Inc.(a)	3,337	224,780
NCR Atleos Corp.(a)	3,659	81,925
NMI Holdings, Inc., Class A(a)	4,529	144,566
Payoneer Global, Inc.(a)	11,244	52,622
Radian Group, Inc.	5,324	154,290
Voya Financial, Inc.	5,133	371,475
Walker & Dunlop, Inc.	1,653	159,663
Western Union Co. (The)	21,251	267,125
WEX, Inc.(a)	2,058	420,635
		3,468,840
FOOD PRODUCTS - 1.3%
B&G Foods, Inc.	4,180	42,051
Calavo Growers, Inc.	1,030	26,873
Cal-Maine Foods, Inc.	2,241	124,196
Darling Ingredients, Inc.(a)	7,963	344,798
Flowers Foods, Inc.	11,375	259,350
Fresh Del Monte Produce, Inc.	2,440	59,975
Hain Celestial Group, Inc. (The)(a)	4,952	53,036
Ingredion, Inc.	3,164	340,351
J & J Snack Foods Corp.	830	132,161
John B. Sanfilippo & Son, Inc.	458	49,065
Lancaster Colony Corp.	1,041	191,315
Pilgrim's Pride Corp.(a)	3,410	92,650
Post Holdings, Inc.(a)	2,675	248,427

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Simply Good Foods Co. (The)(a)	4,622	$ 174,712
Tootsie Roll Industries, Inc.	1,539	50,156
TreeHouse Foods, Inc.(a)	2,900	122,090
		2,311,206
GAS UTILITIES - 0.7%
Chesapeake Utilities Corp.	924	93,583
National Fuel Gas Co.	4,266	201,185
New Jersey Resources Corp.	5,204	212,479
Northwest Natural Holding Co.	1,790	65,979
ONE Gas, Inc.	2,767	169,811
Southwest Gas Holdings, Inc.	2,796	164,069
Spire, Inc.	2,567	145,729
UGI Corp.	11,324	250,713
		1,303,548
GROUND TRANSPORTATION - 1.8%
ArcBest Corp.	1,148	136,761
Avis Budget Group, Inc.	1,974	323,164
Heartland Express, Inc.	2,983	38,630
Hertz Global Holdings, Inc.(a)	7,458	62,274
Knight-Swift Transportation Holdings, Inc.	8,032	460,876
Landstar System, Inc.	1,745	334,552
Marten Transport Ltd.	4,069	75,277
RXO, Inc.(a)	6,353	132,142
Ryder System, Inc.	3,698	419,982
Saia, Inc.(a)	1,288	580,347
Werner Enterprises, Inc.	3,400	134,470
XPO, Inc.(a)	5,628	480,856
		3,179,331
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Artivion, Inc.(a)	2,660	44,475
Avanos Medical, Inc.(a)	2,830	54,308
CONMED Corp.	1,562	149,327
Embecta Corp.	3,072	52,654
Enovis Corp.(a)	2,703	158,666
Envista Holdings Corp.(a)	8,891	208,939
Glaukos Corp.(a)	2,435	216,788
Globus Medical, Inc., Class A(a)	5,885	310,669
Haemonetics Corp.(a)	2,554	195,279
ICU Medical, Inc.(a)	982	89,882
Inari Medical, Inc.(a)	2,686	152,968
Integer Holdings Corp.(a)	1,666	168,799
Integra LifeSciences Holdings Corp.(a)	3,797	152,450
Lantheus Holdings, Inc.(a)	3,451	179,210
LeMaitre Vascular, Inc.	1,170	67,907
LivaNova PLC(a)	2,743	133,529
Masimo Corp.(a)	2,230	287,536
	Shares	Value
Merit Medical Systems, Inc.(a)	2,995	$ 234,509
Neogen Corp.(a)	10,598	164,269
Omnicell, Inc.(a)	2,402	77,272
OraSure Technologies, Inc.(a)	3,830	28,227
Penumbra, Inc.(a)	1,884	475,126
QuidelOrtho Corp.(a)	2,639	180,798
Shockwave Medical, Inc.(a)	1,808	409,060
STAAR Surgical Co.(a)	2,520	70,585
Tandem Diabetes Care, Inc.(a)	3,437	78,364
UFP Technologies, Inc.(a)	365	61,506
Varex Imaging Corp.(a)	2,360	45,477
		4,448,579
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Acadia Healthcare Co., Inc.(a)	4,665	383,183
AdaptHealth Corp.(a)	4,790	34,584
Addus HomeCare Corp.(a)	906	78,460
Agiliti, Inc.(a)	1,960	13,896
Amedisys, Inc.(a)	1,685	158,845
AMN Healthcare Services, Inc.(a)	1,920	142,099
Apollo Medical Holdings, Inc.(a)	2,320	80,620
Chemed Corp.	728	431,551
CorVel Corp.(a)	491	115,552
Cross Country Healthcare, Inc.(a)	2,009	42,691
Encompass Health Corp.	5,261	373,741
Enhabit, Inc.(a)	2,905	29,312
Ensign Group, Inc. (The)	2,938	332,640
Fulgent Genetics, Inc.(a)	1,320	32,459
HealthEquity, Inc.(a)	4,246	320,913
ModivCare, Inc.(a)	715	28,436
National HealthCare Corp.	520	48,381
NeoGenomics, Inc.(a)	6,252	92,842
Option Care Health, Inc.(a)	9,030	282,097
Owens & Minor, Inc.(a)	12,530	246,966
Patterson Cos., Inc.	4,983	148,792
Premier, Inc., Class A	2,507	54,201
Privia Health Group, Inc.(a)	4,927	99,328
Progyny, Inc.(a)	4,166	158,683
R1 RCM, Inc.(a)	10,061	103,025
RadNet, Inc.(a)	3,160	116,825
Select Medical Holdings Corp.	5,951	154,667
U.S. Physical Therapy, Inc.	711	65,597
		4,170,386
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.5%
CareTrust REIT, Inc.	5,808	121,503
Healthcare Realty Trust, Inc.	8,650	139,352
LTC Properties, Inc.	2,666	83,099

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Omega Healthcare Investors, Inc.	12,541	$ 363,689
Sabra Health Care REIT, Inc.	12,749	170,072
		877,715
HEALTH CARE TECHNOLOGY - 0.3%
Certara, Inc.(a)	5,476	88,492
Doximity, Inc., Class A(a)	5,763	155,313
HealthStream, Inc.	1,710	45,520
Schrodinger, Inc.(a)	2,787	73,716
Simulations Plus, Inc.	1,100	41,690
Veradigm, Inc.(a)	5,968	54,488
		459,219
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.5%
Apple Hospitality REIT, Inc.	3,220	51,713
Chatham Lodging Trust	2,050	21,525
DiamondRock Hospitality Co.	13,625	124,533
Park Hotels & Resorts, Inc.	12,111	182,634
Pebblebrook Hotel Trust	8,031	122,232
Service Properties Trust	8,860	68,488
Summit Hotel Properties, Inc.	8,030	52,034
Sunstone Hotel Investors, Inc.	10,730	114,489
Xenia Hotels & Resorts, Inc.	6,695	89,244
		826,892
HOTELS, RESTAURANTS & LEISURE - 2.1%
Aramark	13,315	387,200
Choice Hotels International, Inc.	1,734	210,022
Dine Brands Global, Inc.	1,200	55,980
Hilton Grand Vacations, Inc.(a)	4,523	188,609
Hyatt Hotels Corp., Class A	2,493	320,027
Jack in the Box, Inc.	1,173	91,459
Marriott Vacations Worldwide Corp.	1,715	143,871
Papa John's International, Inc.	1,942	142,698
Planet Fitness, Inc., Class A(a)	4,329	293,333
Sabre Corp.(a)	18,980	77,818
Shake Shack, Inc., Class A(a)	1,986	150,062
Six Flags Entertainment Corp.(a)	4,197	105,807
Travel + Leisure Co.	4,527	182,981
Vail Resorts, Inc.	1,909	423,798
Wendy's Co. (The)	11,410	217,703
Wingstop, Inc.	1,475	414,637
Wyndham Hotels & Resorts, Inc.	4,475	348,737
		3,754,742
HOUSEHOLD DURABLES - 2.6%
Cavco Industries, Inc.(a)	362	120,155
Century Communities, Inc.	1,457	126,322
Ethan Allen Interiors, Inc.	1,520	44,278
Green Brick Partners, Inc.(a)	1,830	95,471
Helen of Troy Ltd.(a)	2,624	300,448
	Shares	Value
Installed Building Products, Inc.	1,236	$ 240,835
iRobot Corp.(a)	1,440	19,584
KB Home	5,780	344,430
La-Z-Boy, Inc.	2,426	84,449
Leggett & Platt, Inc.	7,766	180,249
LGI Homes, Inc.(a)	1,010	119,190
M.D.C Holdings, Inc.	3,328	208,266
M/I Homes, Inc.(a)	1,428	181,956
Meritage Homes Corp.	1,803	298,595
Newell Brands, Inc.	11,166	92,901
Sonos, Inc.(a)	6,940	108,125
Taylor Morrison Home Corp.(a)	5,640	294,069
Tempur Sealy International, Inc.	8,884	443,223
Toll Brothers, Inc.	5,354	531,920
TopBuild Corp.(a)	1,541	568,829
Tri Pointe Homes, Inc.(a)	5,596	193,230
Worthington Enterprises, Inc.	1,610	91,834
		4,688,359
HOUSEHOLD PRODUCTS - 0.2%
Central Garden & Pet Co.(a)	165	7,738
Central Garden & Pet Co., Class A(a)	2,596	107,163
Energizer Holdings, Inc.	3,903	123,413
WD-40 Co.	655	169,632
		407,946
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
Clearway Energy, Inc., Class A	389	8,737
Clearway Energy, Inc., Class C	2,352	57,012
Ormat Technologies, Inc.	2,847	184,144
Vistra Corp.	16,202	664,768
		914,661
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.0%
EastGroup Properties, Inc.	2,225	394,782
First Industrial Realty Trust, Inc.	7,133	367,492
Innovative Industrial Properties, Inc.	1,318	122,877
LXP Industrial Trust	15,915	144,667
Rexford Industrial Realty, Inc.	10,410	547,462
STAG Industrial, Inc.	6,503	240,221
		1,817,501
INSURANCE - 4.2%
Ambac Financial Group, Inc.(a)	2,690	43,713
American Equity Investment Life Holding Co.(a)	3,268	180,426
American Financial Group, Inc.	3,157	380,103
AMERISAFE, Inc.	1,122	55,920
Assured Guaranty Ltd.	2,623	212,804
Brighthouse Financial, Inc.(a)	3,120	161,522

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CNO Financial Group, Inc.	7,111	$ 193,277
Employers Holdings, Inc.	1,580	65,918
Erie Indemnity Co., Class A	1,223	422,950
Fidelity National Financial, Inc.	11,884	594,557
First American Financial Corp.	5,038	304,043
Genworth Financial, Inc., Class A(a)	28,500	175,845
Goosehead Insurance, Inc., Class A(a)	1,141	88,085
Hanover Insurance Group, Inc. (The)	1,755	231,678
HCI Group, Inc.	365	32,730
Horace Mann Educators Corp.	2,500	92,075
Kemper Corp.	2,940	176,400
Kinsale Capital Group, Inc.	1,076	427,785
Lincoln National Corp.	6,137	168,461
Mercury General Corp.	1,810	72,490
Old Republic International Corp.	15,176	425,535
Palomar Holdings, Inc.(a)	1,319	78,969
Primerica, Inc.	1,692	396,199
ProAssurance Corp.	3,130	42,130
Reinsurance Group of America, Inc.	3,109	540,624
RenaissanceRe Holdings Ltd.	2,555	584,661
RLI Corp.	2,068	282,013
Safety Insurance Group, Inc.	570	47,487
Selective Insurance Group, Inc.	2,949	309,232
SiriusPoint Ltd.(a)	6,324	74,623
Stewart Information Services Corp.	1,311	80,836
Trupanion, Inc.(a)	2,094	56,957
United Fire Group, Inc.	1,440	32,270
Unum Group	9,169	443,229
		7,475,547
INTERACTIVE MEDIA & SERVICES - 0.5%
Cargurus, Inc.(a)	4,013	93,262
Cars.com, Inc.(a)	3,584	62,469
QuinStreet, Inc.(a)	3,500	44,345
Shutterstock, Inc.	1,557	73,132
TripAdvisor, Inc.(a)	5,943	128,369
Yelp, Inc.(a)	3,644	159,352
Ziff Davis, Inc.(a)	2,342	157,851
ZoomInfo Technologies, Inc.(a)	15,048	241,370
		960,150
IT SERVICES - 0.7%
DXC Technology Co.(a)	7,713	168,143
GoDaddy, Inc., Class A(a)	6,963	742,674
Kyndryl Holdings, Inc.(a)	11,138	228,552
Perficient, Inc.(a)	1,725	117,524
		1,256,893
LEISURE PRODUCTS - 0.8%
Brunswick Corp.	3,273	264,066
	Shares	Value
Mattel, Inc.(a)	18,414	$ 329,426
Polaris, Inc.	2,508	225,620
Sturm Ruger & Co., Inc.	1,003	43,791
Topgolf Callaway Brands Corp.(a)	9,550	125,773
Vista Outdoor, Inc.(a)	2,995	84,070
YETI Holdings, Inc.(a)	7,824	344,021
		1,416,767
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Azenta, Inc.(a)	2,987	194,752
BioLife Solutions, Inc.(a)	1,960	33,320
Bruker Corp.	4,792	342,676
Cytek Biosciences, Inc.(a)	3,965	29,936
Fortrea Holdings, Inc.(a)	3,886	120,310
Medpace Holdings, Inc.(a)	1,172	341,732
Mesa Laboratories, Inc.	192	17,591
Repligen Corp.(a)	2,554	483,728
Sotera Health Co.(a)	5,467	80,474
		1,644,519
MACHINERY - 4.7%
3D Systems Corp.(a)	7,050	33,769
AGCO Corp.	2,890	353,534
Alamo Group, Inc.	443	94,040
Albany International Corp., Class A	1,461	129,898
Astec Industries, Inc.	1,234	43,930
Barnes Group, Inc.	2,840	94,032
Chart Industries, Inc.(a)	2,015	235,191
Crane Co.	2,479	307,669
Donaldson Co., Inc.	5,712	368,938
Enerpac Tool Group Corp.	3,220	100,561
Enpro, Inc.	964	144,002
Esab Corp.	2,784	239,396
ESCO Technologies, Inc.	1,126	114,706
Federal Signal Corp.	3,061	235,636
Flowserve Corp.	6,589	263,099
Franklin Electric Co., Inc.	2,198	207,183
Graco, Inc.	8,134	693,830
Greenbrier Cos., Inc. (The)	1,439	65,417
Hillenbrand, Inc.	3,375	157,174
ITT, Inc.	3,787	457,394
John Bean Technologies Corp.	1,408	139,054
Kennametal, Inc.	3,900	95,628
Lincoln Electric Holdings, Inc.	2,731	606,883
Lindsay Corp.	441	57,379
Middleby Corp. (The)(a)	2,532	357,189
Mueller Industries, Inc.	5,650	271,200
Oshkosh Corp.	3,061	337,016
Proto Labs, Inc.(a)	1,427	51,500

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
RBC Bearings, Inc.(a)	1,390	$ 373,271
SPX Technologies, Inc.(a)	2,195	220,905
Standex International Corp.	488	72,058
Tennant Co.	768	72,591
Terex Corp.	3,167	194,549
Timken Co. (The)	3,064	250,972
Titan International, Inc.(a)	3,580	52,841
Toro Co. (The)	5,026	464,804
Trinity Industries, Inc.	4,331	108,881
Wabash National Corp.	2,755	69,701
Watts Water Technologies, Inc., Class A	1,268	251,077
		8,386,898
MARINE TRANSPORTATION - 0.2%
Kirby Corp.(a)	2,668	209,865
Matson, Inc.	1,659	185,858
		395,723
MEDIA - 0.8%
AMC Networks, Inc., Class A(a)	1,770	32,019
Cable One, Inc.	202	110,884
EW Scripps Co. (The), Class A(a)	4,230	33,713
John Wiley & Sons, Inc., Class A	2,570	86,969
New York Times Co. (The), Class A	8,106	393,627
Nexstar Media Group, Inc.	1,556	276,517
Scholastic Corp.	1,398	53,739
TechTarget, Inc.(a)	1,596	54,535
TEGNA, Inc.	18,600	289,974
Thryv Holdings, Inc.(a)	2,106	43,047
		1,375,024
METALS & MINING - 2.4%
Alcoa Corp.	8,844	263,109
Alpha Metallurgical Resources, Inc.	558	222,776
ATI, Inc.(a)	6,338	259,034
Carpenter Technology Corp.	2,249	138,516
Century Aluminum Co.(a)	3,330	37,130
Cleveland-Cliffs, Inc.(a)	24,971	500,669
Commercial Metals Co.	5,624	293,685
Compass Minerals International, Inc.	2,013	45,272
Haynes International, Inc.	630	35,072
Kaiser Aluminum Corp.	561	36,409
Materion Corp.	899	105,156
MP Materials Corp.(a)	6,818	107,793
Olympic Steel, Inc.	498	33,655
Reliance Steel & Aluminum Co.	2,691	768,065
Royal Gold, Inc.	4,605	526,766
SunCoke Energy, Inc.	6,340	64,985
TimkenSteel Corp.(a)	2,495	51,272
United States Steel Corp.	10,880	511,578
	Shares	Value
Warrior Met Coal, Inc.	2,490	$ 159,783
Worthington Steel, Inc.(a)	1,610	48,219
		4,208,944
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.9%
Annaly Capital Management, Inc.	25,714	493,452
Apollo Commercial Real Estate Finance, Inc.	9,200	102,672
Arbor Realty Trust, Inc.	4,855	64,571
ARMOUR Residential REIT, Inc.	716	13,640
Blackstone Mortgage Trust, Inc., Class A	3,598	71,025
Ellington Financial, Inc.	2,800	34,188
Franklin BSP Realty Trust, Inc.	3,716	47,639
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,173	289,596
KKR Real Estate Finance Trust, Inc.	3,250	39,780
New York Mortgage Trust, Inc.	5,642	44,233
Pennymac Mortgage Investment Trust	5,780	82,885
Ready Capital Corp.	4,730	44,320
Redwood Trust, Inc.	7,420	49,788
Starwood Property Trust, Inc.	6,902	140,318
Two Harbors Investment Corp.	4,867	60,643
		1,578,750
MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	135,700
Black Hills Corp.	3,460	179,089
Northwestern Energy Group, Inc.	3,080	148,210
Unitil Corp.	857	40,725
		503,724
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust	27,490	130,303
COPT Defense Properties	7,428	175,004
Cousins Properties, Inc.	1,589	36,404
Douglas Emmett, Inc.	11,259	152,559
Easterly Government Properties, Inc.	5,040	61,891
Highwoods Properties, Inc.	6,990	160,560
Hudson Pacific Properties, Inc.	9,340	76,495
JBG Smith Properties	7,110	113,760
Kilroy Realty Corp.	5,332	190,672
SL Green Realty Corp.	3,000	134,850
Vornado Realty Trust	7,725	210,043
		1,442,541
OIL, GAS & CONSUMABLE FUELS - 3.4%
Antero Midstream Corp.	19,287	236,073
Antero Resources Corp.(a)	14,132	315,709
California Resources Corp.	3,023	144,137
Callon Petroleum Co.(a)	2,593	83,287
Chesapeake Energy Corp.	5,314	409,762
Chord Energy Corp.	1,731	266,159

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Civitas Resources, Inc.	4,087	$ 264,878
CNX Resources Corp.(a)	8,776	177,275
Comstock Resources, Inc.	5,170	40,378
CONSOL Energy, Inc.	1,427	134,994
CVR Energy, Inc.	1,679	56,633
Dorian LPG Ltd.	1,830	68,515
DT Midstream, Inc.	4,587	246,276
Equitrans Midstream Corp.	23,357	238,008
Green Plains, Inc.(a)	3,209	66,523
HF Sinclair Corp.	7,590	428,759
Matador Resources Co.	5,357	294,046
Murphy Oil Corp.	7,254	280,730
Northern Oil & Gas, Inc.	3,706	124,151
Ovintiv, Inc.	12,408	526,347
Par Pacific Holdings, Inc.(a)	2,874	105,160
PBF Energy, Inc., Class A	5,237	264,521
Permian Resources Corp.	17,799	239,930
Range Resources Corp.	11,963	347,405
REX American Resources Corp.(a)	830	34,354
SM Energy Co.	6,012	222,925
Southwestern Energy Co.(a)	61,200	394,740
Talos Energy, Inc.(a)	3,810	49,416
Vital Energy, Inc.(a)	857	37,562
World Kinect Corp.	3,267	73,736
		6,172,389
PAPER & FOREST PRODUCTS - 0.2%
Clearwater Paper Corp.(a)	980	32,311
Louisiana-Pacific Corp.	3,148	209,499
Mercer International, Inc.	3,670	31,048
Sylvamo Corp.	1,920	89,146
		362,004
PASSENGER AIRLINES - 0.3%
Alaska Air Group, Inc.(a)	4,725	169,297
Allegiant Travel Co.	674	52,842
JetBlue Airways Corp.(a)	20,350	108,058
SkyWest, Inc.(a)	2,022	107,692
Sun Country Airlines Holdings, Inc.(a)	2,350	31,983
		469,872
PERSONAL CARE PRODUCTS - 0.8%
BellRing Brands, Inc.(a)	6,660	368,098
Coty, Inc., Class A(a)	19,814	239,353
Edgewell Personal Care Co.	2,955	109,483
elf Beauty, Inc.(a)	2,697	430,252
Inter Parfums, Inc.	970	134,975
Medifast, Inc.	398	21,751
	Shares	Value
Nu Skin Enterprises, Inc., Class A	2,850	$ 52,896
USANA Health Sciences, Inc.(a)	707	33,102
		1,389,910
PHARMACEUTICALS - 0.8%
Amphastar Pharmaceuticals, Inc.(a)	2,141	114,244
Collegium Pharmaceutical, Inc.(a)	1,804	59,460
Harmony Biosciences Holdings, Inc.(a)	1,869	58,948
Innoviva, Inc.(a)	4,480	72,576
Jazz Pharmaceuticals PLC(a)	3,130	384,114
Ligand Pharmaceuticals, Inc.(a)	866	63,305
Organon & Co.	7,959	132,517
Pacira BioSciences, Inc.(a)	2,555	83,267
Perrigo Co. PLC	7,041	225,875
Phibro Animal Health Corp., Class A	1,400	15,134
Prestige Consumer Healthcare, Inc.(a)	2,688	165,420
Supernus Pharmaceuticals, Inc.(a)	3,141	86,943
		1,461,803
PROFESSIONAL SERVICES - 2.6%
ASGN, Inc.(a)	4,251	394,578
CACI International, Inc., Class A(a)	1,084	372,603
Concentrix Corp.	2,394	212,755
CSG Systems International, Inc.	1,588	79,892
ExlService Holdings, Inc.(a)	8,635	270,103
Exponent, Inc.	2,459	216,859
Forrester Research, Inc.(a)	780	19,874
FTI Consulting, Inc.(a)	1,754	336,084
Genpact Ltd.	8,728	313,335
Heidrick & Struggles International, Inc.	1,020	30,570
Insperity, Inc.	1,724	197,726
KBR, Inc.	7,000	364,770
Kelly Services, Inc., Class A	11,171	229,564
Korn Ferry	2,852	167,327
ManpowerGroup, Inc.	2,331	172,820
Maximus, Inc.	3,007	243,928
NV5 Global, Inc.(a)	689	72,269
Paylocity Holding Corp.(a)	2,160	342,166
Resources Connection, Inc.	2,150	28,939
Science Applications International Corp.	2,653	338,682
TrueBlue, Inc.(a)	10,932	150,643
TTEC Holdings, Inc.	1,281	26,107
Verra Mobility Corp.(a)	5,864	140,208
		4,721,802
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Anywhere Real Estate, Inc.(a)	28,780	204,914
Cushman & Wakefield PLC(a)	6,470	68,064

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
eXp World Holdings, Inc.	3,804	$ 47,094
Jones Lang LaSalle, Inc.(a)	3,267	578,455
Kennedy-Wilson Holdings, Inc.	1,256	13,125
Marcus & Millichap, Inc.	1,880	71,609
St Joe Co. (The)	2,435	134,412
		1,117,673
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.7%
Apartment Income REIT Corp.	8,296	271,196
Centerspace	542	29,680
Elme Communities	5,140	74,427
Equity LifeStyle Properties, Inc.	8,842	598,515
Independence Realty Trust, Inc.	12,600	185,094
NexPoint Residential Trust, Inc.	1,598	48,819
Veris Residential, Inc.	4,646	70,852
		1,278,583
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.4%
Acadia Realty Trust	5,897	100,603
Agree Realty Corp.	5,186	309,137
Brixmor Property Group, Inc.	18,440	413,794
Getty Realty Corp.	2,470	68,320
Kimco Realty Corp.	1	18
Kite Realty Group Trust	12,926	276,616
Macerich Co. (The)	12,789	201,938
NNN REIT, Inc.	10,079	406,587
Phillips Edison & Co., Inc.	4,066	141,131
Realty Income Corp.	0	1
Retail Opportunity Investments Corp.	8,910	121,087
Saul Centers, Inc.	1,102	42,163
SITE Centers Corp.	11,131	148,265
Tanger, Inc.	6,055	162,879
Urban Edge Properties	6,590	113,809
Whitestone REIT	1,040	13,437
		2,519,785
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Allegro MicroSystems, Inc.(a)	3,608	93,592
Alpha & Omega Semiconductor Ltd.(a)	1,300	33,358
Amkor Technology, Inc.	5,147	162,954
Axcelis Technologies, Inc.(a)	1,567	203,788
CEVA, Inc.(a)	1,400	26,880
Cirrus Logic, Inc.(a)	2,624	202,573
Cohu, Inc.(a)	2,700	86,022
Diodes, Inc.(a)	2,185	147,094
FormFactor, Inc.(a)	3,702	143,527
Ichor Holdings Ltd.(a)	1,667	60,345
Kulicke & Soffa Industries, Inc.	5,542	278,873
Lattice Semiconductor Corp.(a)	6,753	410,988
MACOM Technology Solutions Holdings, Inc.(a)	2,785	240,151
	Shares	Value
MaxLinear, Inc.(a)	3,734	$ 77,742
MKS Instruments, Inc.	3,030	322,543
Onto Innovation, Inc.(a)	2,356	380,494
PDF Solutions, Inc.(a)	1,850	57,720
Photronics, Inc.(a)	3,500	102,270
Power Integrations, Inc.	2,745	205,765
Rambus, Inc.(a)	5,223	357,932
Semtech Corp.(a)	3,481	69,063
Silicon Laboratories, Inc.(a)	1,484	183,066
SiTime Corp.(a)	887	94,528
SMART Global Holdings, Inc.(a)	2,820	55,413
SolarEdge Technologies, Inc.(a)	2,731	181,612
Synaptics, Inc.(a)	1,857	198,346
Ultra Clean Holdings, Inc.(a)	2,491	95,156
Universal Display Corp.	2,121	360,082
Veeco Instruments, Inc.(a)	3,049	97,202
Wolfspeed, Inc.(a)	6,094	198,360
		5,127,439
SOFTWARE - 3.0%
A10 Networks, Inc.	3,800	50,806
ACI Worldwide, Inc.(a)	5,644	169,715
Adeia, Inc.	7,169	87,032
Alarm.com Holdings, Inc.(a)	2,618	159,227
Aspen Technology, Inc.(a)	1,397	268,210
Blackbaud, Inc.(a)	2,389	193,318
Cerence, Inc.(a)	2,125	42,542
CommVault Systems, Inc.(a)	2,359	216,273
Consensus Cloud Solution, Inc.(a)	1,053	22,892
Digital Trubine, Inc.(a)	5,209	28,077
Dolby Laboratories, Inc., Class A	4,811	400,179
DoubleVerify Holdings, Inc.(a)	7,169	286,832
Dropbox, Inc., Class A(a)	11,416	361,659
Dynatrace, Inc.(a)	11,991	683,487
Envestnet, Inc.(a)	2,614	133,575
InterDigital, Inc.	1,228	129,001
LiveRamp Holdings, Inc.(a)	3,270	129,100
Manhattan Associates, Inc.(a)	3,059	741,991
N-able, Inc.(a)	3,555	46,144
NCR Voyix Corp.(a)	7,319	107,589
Progress Software Corp.	2,471	140,377
Qualys, Inc.(a)	1,848	349,586
SPS Commerce, Inc.(a)	1,828	335,986
Teradata Corp.(a)	4,992	230,531
Xperi, Inc.(a)	2,495	26,647
		5,340,776
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.4%
CubeSmart	11,426	493,832

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
EPR Properties	3,962	$ 175,398
Four Corners Property Trust, Inc.	5,596	131,002
Gaming and Leisure Properties, Inc.	11,388	519,862
Lamar Advertising Co., Class A	4,218	441,540
National Storage Affiliates Trust	4,268	159,410
Outfront Media, Inc.	8,400	109,368
PotlatchDeltic Corp.	4,103	183,527
Rayonier, Inc.	7,608	230,522
Safehold, Inc.	2,623	52,093
Uniti Group, Inc.	15,294	80,447
		2,577,001
SPECIALTY RETAIL - 4.3%
Abercrombie & Fitch Co., Class A(a)	2,461	250,776
Academy Sports & Outdoors, Inc.	3,876	243,141
Advance Auto Parts, Inc.	2,914	194,801
American Eagle Outfitters, Inc.	9,910	196,416
America's Car-Mart, Inc.(a)	253	15,405
Asbury Automotive Group, Inc.(a)	1,017	212,614
AutoNation, Inc.(a)	1,412	197,200
Boot Barn Holdings, Inc.(a)	1,531	109,834
Buckle, Inc. (The)	2,055	76,425
Burlington Stores, Inc.(a)	3,137	599,638
Caleres, Inc.	1,808	56,717
Designer Brands, Inc., Class A	3,640	31,195
Dick's Sporting Goods, Inc.	3,040	453,173
Five Below, Inc.(a)	2,738	491,362
Floor & Decor Holdings, Inc.(a)	5,286	531,560
Foot Locker, Inc.	10,099	284,388
GameStop Corp., Class A(a)	13,656	194,325
Gap, Inc. (The)	11,054	206,599
Group 1 Automotive, Inc.	1,360	353,682
Guess?, Inc.	2,710	60,541
Haverty Furniture Cos., Inc.	998	33,832
Hibbett, Inc.	643	42,856
Leslie's, Inc.(a)	8,617	57,820
Lithia Motors, Inc.	1,340	395,099
MarineMax, Inc.(a)	1,077	30,156
Monro, Inc.	1,896	60,407
National Vision Holdings, Inc.(a)	4,212	80,070
ODP Corp. (The)(a)	1,800	92,052
Penske Automotive Group, Inc.	1,125	166,916
RH (a)	782	198,221
Sally Beauty Holdings, Inc.(a)	6,182	76,162
Shoe Carnival, Inc.	1,370	34,935
Signet Jewelers Ltd.	2,198	218,657
Sonic Automotive, Inc., Class A	1,018	51,470
	Shares	Value
Upbound Group, Inc.	2,654	$ 88,113
Urban Outfitters, Inc.(a)	3,254	123,652
Valvoline, Inc.(a)	7,369	268,895
Victoria's Secret & Co.(a)	3,879	101,048
Williams-Sonoma, Inc.	3,999	773,367
		7,653,520
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.0%
Corsair Gaming, Inc.(a)	2,360	30,043
Pure Storage, Inc., Class A(a)	13,352	533,946
Super Micro Computer, Inc.(a)	2,236	1,184,208
Xerox Holdings Corp.	4,997	92,245
		1,840,442
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
Capri Holdings Ltd.(a)	5,810	283,180
Carter's, Inc.	1,727	130,630
Columbia Sportswear Co.	2,324	184,200
Crocs, Inc.(a)	4,721	479,087
Deckers Outdoor Corp.(a)	1,489	1,122,304
G-III Apparel Group Ltd.(a)	2,281	68,635
Hanesbrands, Inc.(a)	25,947	116,762
Kontoor Brands, Inc.	2,665	156,223
Movado Group, Inc.	876	24,160
Oxford Industries, Inc.	697	66,166
PVH Corp.	2,862	344,184
Skechers USA, Inc., Class A(a)	6,836	426,840
Steven Madden Ltd.	3,892	162,997
Under Armour, Inc., Class A(a)	13,750	104,775
Under Armour, Inc., Class C(a)	6,490	48,026
Wolverine World Wide, Inc.	4,373	36,558
		3,754,727
TRADING COMPANIES & DISTRIBUTORS - 1.5%
Applied Industrial Technologies, Inc.	1,888	333,157
Boise Cascade Co.	1,891	256,155
Core & Main, Inc., Class A(a)	6,287	259,716
DNOW, Inc.(a)	5,970	60,237
DXP Enterprises, Inc.(a)	954	30,738
GATX Corp.	1,661	203,722
GMS, Inc.(a)	2,021	170,087
MSC Industrial Direct Co., Inc., Class A	2,488	245,516
Rush Enterprises, Inc., Class A	1,177	52,859
Watsco, Inc.	1,627	636,124
WESCO International, Inc.	2,177	377,753
		2,626,064
WATER UTILITIES - 0.5%
American States Water Co.	1,920	143,232
California Water Service Group	3,111	140,835

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Essential Utilities, Inc.	12,921	$ 463,347
Middlesex Water Co.	897	50,205
SJW Group	1,510	89,905
		887,524
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	34,338
Telephone and Data Systems, Inc.	5,397	103,676
		138,014
TOTAL COMMON STOCKS (COST $164,130,805)		177,829,947
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	367	—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.17%(d)	574,363	574,363
TOTAL MONEY MARKET FUND (COST $574,363)		574,363
	Shares	Value
TOTAL INVESTMENTS (COST $164,705,168) - 99.8%		$ 178,404,310

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		408,887
NET ASSETS - 100.0%		$ 178,813,197

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of January 31, 2024 is disclosed.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — January 31, 2024 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of eleven Funds — Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Values-Focused Large Cap Enhanced Index Fund, Steward Values-Focused Small-Mid Cap Enhanced Index Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund. Fund investments are recorded at fair value. The Funds’ Board of Directors (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:
Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day, at the mean of the last bid and asked prices. Prices are generally provided by approved third-party pricing services.
Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service. Third-party pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost.
If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance with the Adviser’s valuation procedures.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of January 31, 2024:
Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$ 81,127,518	$ —	$ —	$ 81,127,518
Money Market Fund	453,659	—	—	453,659
Total Assets - Investments	$ 81,581,177	$ —	$ —	$ 81,581,177

Liabilities:
Other Financial Instruments^
Written Call Options	$ (3,637,072)	$ —	$ —	$ (3,637,072)
Total Liabilities - Other Financial Instruments	$ (3,637,072)	$ —	$ —	$ (3,637,072)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$ 70,721,256	$ —	$ —	$ 70,721,256
Money Market Funds	4,774,411	—	—	4,774,411
Total Assets - Investments	$ 75,495,667	$ —	$ —	$ 75,495,667

Liabilities:
Security Type
Common Stocks Sold Short*	$ (72,076,437)	$ —	$ —	$ (72,076,437)
Total Liabilities - Securities Sold Short	$ (72,076,437)	$ —	$ —	$ (72,076,437)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$ 349,119,400	$ —	$ —	$ 349,119,400
Preferred Stocks*	3,830,263	—	—	3,830,263
Money Market Fund	5,157,387	—	—	5,157,387
Total Assets - Investments	$ 358,107,050	$ —	$ —	$ 358,107,050

Steward International Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$ 225,034,584	$ —	$ —	$ 225,034,584
Master Limited Partnerships*	349,998	—	—	349,998
Preferred Stocks*	4,347,389	—	—	4,347,389
Money Market Fund	1,381,271	—	—	1,381,271
Total Assets - Investments	$ 231,113,242	$ —	$ —	$ 231,113,242

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$ 90,741,186	$ —	$ —	$ 90,741,186
Money Market Fund	468,898	—	—	468,898
Total Assets - Investments	$ 91,210,084	$ —	$ —	$ 91,210,084

Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$ 97,660,123	$ —	$ —	$ 97,660,123
Money Market Fund	240,852	—	—	240,852
Total Assets - Investments	$ 97,900,975	$ —	$ —	$ 97,900,975

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$ 78,377,658	$ —	$ —	$ 78,377,658
Money Market Fund	410,273	—	—	410,273
Total Assets - Investments	$ 78,787,931	$ —	$ —	$ 78,787,931

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$ —	$ 111,527,073	$ —	$ 111,527,073
Municipal Bonds	—	4,946,606	—	4,946,606
U.S. Government Agencies	—	51,858,506	—	51,858,506
U.S. Government Agency Mortgage-Backed Obligations	—	6,120,439	—	6,120,439
U.S. Treasury Obligations	—	10,614,401	—	10,614,401
Money Market Fund	3,815,301	—	—	3,815,301
Total Assets - Investments	$ 3,815,301	$ 185,067,025	$ —	$ 188,882,326

Steward Small Cap Growth Fund
Assets:
Security Type
Common Stocks*	$ 27,474,620	$ —	$ —	$ 27,474,620
Money Market Fund	699,705	—	—	699,705
Total Assets - Investments	$ 28,174,325	$ —	$ —	$ 28,174,325

Steward Values-Focused Large Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$ 238,510,984	$ —	$ —	$ 238,510,984
Rights*	—	—	—**	—
Money Market Fund	1,430,149	—	—	1,430,149
Total Assets - Investments	$ 239,941,133	$ —	$ —	$ 239,941,133

Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$ 177,829,947	$ —	$ —	$ 177,829,947
Rights*	—	—	—**	—
Money Market Fund	574,363	—	—	574,363
Total Assets - Investments	$ 178,404,310	$ —	$ —	$ 178,404,310

*	Please refer to the Schedule of Portfolio Investments to view common stocks, master limited partnerships, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.
Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.